UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22781

Goldman Sachs Trust II

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1.	Schedule of Investments.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments

March 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 34.6%
Aerospace & Defense – 0.0%
7,700	Meggitt PLC	$ 61,753

Automobiles – 0.2%
19,493	General Motors Co.	670,949

Beverages – 0.3%
9,800	Anheuser Busch InBev NV ADR	1,031,940

Capital Markets – 0.6%
17,770	T. Rowe Price Group, Inc.	1,463,359
20,800	The Bank of New York Mellon Corp.	734,032

		2,197,391

Chemicals – 0.1%
3,839	Air Products & Chemicals, Inc.	456,995

Commercial Banks – 0.1%
9,700	CIT Group, Inc.	475,494

Commercial Services & Supplies – 0.7%
56,854	Tyco International Ltd.	2,410,610

Communications Equipment – 1.4%
35,100	ARRIS Group, Inc.*	989,118
47,900	Cisco Systems, Inc.	1,073,439
36,232	Motorola Solutions, Inc.	2,329,355
10,600	QUALCOMM, Inc.	835,916

		5,227,828

Consumer Finance – 0.6%
36,361	Discover Financial Services	2,115,847

Containers & Packaging* – 0.3%
31,500	Owens-Illinois, Inc.	1,065,645

Diversified Consumer Services – 0.9%
75,378	Carriage Services, Inc.	1,374,895
800	Regis Corp.	10,960
104,317	Service Corp.	2,073,822

		3,459,677

Diversified Financial Services – 0.5%
11,600	Bank of America Corp.	199,520
13,400	Citigroup, Inc.	637,840
11,200	Groupe Bruxelles Lambert SA	1,118,882

		1,956,242

Electric Utilities – 0.9%
35,823	NextEra Energy, Inc.	3,425,395

Electrical Equipment – 0.6%
45,506	AMETEK, Inc.	2,343,104

Electronic Equipment, Instruments & Components – 0.8%
5,000	TE Connectivity Ltd.	301,050
63,244	Trimble Navigation Ltd.*	2,458,294

		2,759,344

Shares	Description	Value
Common Stocks – (continued)
Energy Equipment & Services – 0.3%
40,000	Seadrill Partners LLC	$ 1,200,000

Food & Staples Retailing – 1.3%
31,100	CVS Caremark Corp.	2,328,146
165,000	Tesco PLC	813,800
13,500	Unilever NV	555,316
4,700	Wal-Mart Stores, Inc.	359,221
12,200	Walgreen Co.	805,566

		4,862,049

Health Care Equipment & Supplies – 0.7%
21,800	CareFusion Corp.*	876,796
22,400	Covidien PLC	1,649,984

		2,526,780

Health Care Providers & Services – 1.1%
40,157	Brookdale Senior Living, Inc.*	1,345,661
33,646	Emeritus Corp.*	1,057,830
9,977	HCA Holdings, Inc.*	523,793
10,200	Wellpoint, Inc.	1,015,410

		3,942,694

Hotels, Restaurants & Leisure – 1.4%
190,600	Genting Malaysia Bhd	245,238
30,898	Starwood Hotels & Resorts Worldwide, Inc.	2,459,481
11,465	Wynn Resorts Ltd.	2,546,950

		5,251,669

Household Products – 0.3%
4,900	Henkel AG & Co. KGaA	492,784
68,800	Orkla ASA	586,527

		1,079,311

Industrial Conglomerates – 0.1%
7,200	Jardine Matheson Holdings Ltd.	302,126

Insurance – 2.8%
1,173	Alleghany Corp.*	477,857
58,570	American International Group, Inc.	2,929,086
53,463	Aon PLC	4,505,861
98,418	The Progressive Corp.	2,383,684

		10,296,488

Internet Software & Services* – 0.4%
875	Google, Inc. Class A	975,196
12,503	Yahoo!, Inc.	448,858

		1,424,054

IT Services – 0.7%
30,954	Accenture PLC Class A	2,467,653

Life Sciences Tools & Services – 0.9%
11,800	Thermo Fisher Scientific, Inc.	1,418,832
17,553	Waters Corp.*	1,902,921

		3,321,753

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Machinery – 1.5%
8,000	Joy Global, Inc.	$ 464,000
37,169	Stanley Black & Decker, Inc.	3,019,609
28,238	Wabtec Corp.	2,188,445

		5,672,054

Media – 3.8%
52,389	Lamar Advertising Co. Class A*	2,671,315
38,096	Scripps Networks Interactive Class A	2,891,867
51,300	The Interpublic Group of Cos., Inc.	879,282
13,133	Time Warner Cable, Inc.	1,801,585
76,985	Twenty-First Century Fox, Inc.	2,395,773
73,706	Twenty-First Century Fox, Inc. Class A	2,356,381
46,000	WPP PLC	950,458

		13,946,661

Metals & Mining – 0.5%
89,900	Alcoa, Inc.	1,157,013
107,300	Norsk Hydro ASA	534,249

		1,691,262

Multiline Retail* – 0.1%
8,505	Dollar General Corp.	471,857

Oil, Gas & Consumable Fuels – 2.8%
11,235	Anadarko Petroleum Corp.	952,279
27,100	Canadian Natural Resources Ltd.	1,039,827
23,523	Devon Energy Corp.	1,574,394
12,600	Gazprom OAO*	97,200
2,100	Lukoil OAO	116,798
15,200	Occidental Petroleum Corp.	1,448,408
23,220	ONEOK, Inc.	1,375,785
13,000	Rosneft OAO	86,688
36,443	SemGroup Corp. Class A	2,393,576
18,351	Teekay Corp.	1,032,060

		10,117,015

Pharmaceuticals – 1.3%
69,120	Hospira, Inc.*	2,989,440
6,900	Johnson & Johnson	677,787
35,691	Pfizer, Inc.	1,146,395

		4,813,622

Professional Services – 2.1%
54,266	Nielsen Holdings NV	2,421,892
56,217	Robert Half International, Inc.	2,358,303
25,209	Towers Watson & Co. Class A	2,875,086

		7,655,281

Shares	Description	Value
Common Stocks – (continued)
Real Estate Investment Trusts – 1.4%
137,787	American Realty Capital Properties, Inc.	$ 1,931,774
52,555	Colony Financial, Inc.	1,153,582
219,782	Newcastle Investment Corp.	1,032,975
62,653	NorthStar Realty Finance Corp.	1,011,220

		5,129,551

Real Estate Management & Development – 0.6%
16,890	Jones Lang LaSalle, Inc.	2,001,465

Semiconductors & Semiconductor Equipment – 0.5%
17,600	Analog Devices, Inc.	935,264
29,600	Intel Corp.	763,976

		1,699,240

Software – 1.9%
12,850	ANSYS, Inc.*	989,707
12,600	Check Point Software Technologies Ltd.*	852,138
68,500	Microsoft Corp.	2,807,815
58,500	Oracle Corp.	2,393,235

		7,042,895

Wireless Telecommunication Services – 0.1%
11,100	Vodafone Group PLC ADR	408,591

TOTAL COMMON STOCKS		$126,982,285

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – 20.5%
Aerospace & Defense(a) – 0.4%
Alliant Techsystems, Inc.(b)
	$200,000	5.250%	10/01/21	$ 205,000
Bombardier, Inc.
	500,000	4.750	04/15/19	500,000
Oshkosh Corp.(b)
	300,000	5.375	03/01/22	306,000
Spirit AeroSystems, Inc.(b)
	510,000	5.250	03/15/22	511,912

				1,522,912

Airlines – 0.1%
Air France-KLM(c)
EUR	641,400	2.030	02/15/23	117,858
International Consolidated Airlines Group SA
	100,000	1.750	05/31/18	185,115

				302,973

Automotive – 0.3%
Affinia Group, Inc.(b)
	$150,000	7.750	05/01/21	162,000
Faurecia
EUR	297,500	3.250	01/01/18	136,685
General Motors Financial Co., Inc.
	$125,000	3.250	05/15/18	125,938
Gestamp Funding Luxembourg SA(a)(b)
	250,000	5.625	05/31/20	258,125

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Automotive – (continued)
RCI Banque SA(a)
	$100,000	3.500%		04/03/18	$ 103,875
Stackpole International Intermediate Co.(a)(b)
	210,000	7.750		10/15/21	224,700
TRW Automotive, Inc.(a)
	100,000	4.500		03/01/21	102,500

					1,113,823

Banks – 2.2%
African Export-Import Bank
	200,000	5.750		07/27/16	210,700
Bangkok Bank PCL
	200,000	3.300		10/03/18	200,938
Bank of America Corp.(d)
	300,000	1.279		01/15/19	303,357
Barclays Bank PLC(d)
	700,000	0.815		02/17/17	701,994
EUR	50,000	4.750	(b)	03/15/49	61,317
GBP	80,000	6.000	(b)	06/29/49	129,424
EUR	120,000	4.875	(b)	12/15/49	150,439
	$375,000	8.250	(b)	12/15/49	394,219
BES Finance Ltd.
	200,000	3.500		12/06/15	218,900
CaixaBank SA
EUR	100,000	4.500		11/22/16	141,416
Dexia Credit Local SA(a)
	$600,000	2.250		01/30/19	596,143
ING Bank NV
	200,000	1.375	(a)	03/07/16	200,554
	300,000	0.934	(b)(d)	11/21/16	295,500
JPMorgan Chase & Co.(b)(d)
	375,000	5.150		12/31/49	351,562
JPMorgan Chase Bank NA(b)(d)
EUR	600,000	0.997		05/31/17	817,332
Lloyds Banking Group PLC(a)(b)(d)
	$135,000	6.657		05/21/49	135,338
	100,000	6.413		10/01/49	99,500
Lloyds TSB Bank PLC
	300,000	6.375		01/21/21	359,538
Macquarie Bank Ltd.
	461,000	5.000		02/22/17	502,995
	300,000	1.024	(a)(d)	03/24/17	300,437
Royal Bank of Scotland PLC
	250,000	2.550		09/18/15	255,103
CHF	150,000	9.375	(b)(d)	03/16/22	198,094
GBP	20,000	6.000	(b)(d)	09/08/49	31,343
EUR	25,000	5.500	(b)	11/29/49	30,997
Santander International Debt SA
GBP	200,000	3.160		12/01/15	340,289
Standard Bank PLC
	$200,000	8.125		12/02/19	228,500
Standard Chartered PLC(a)
	150,000	3.850		04/27/15	154,907
Suncorp-Metway Ltd.(a)(d)
	500,000	0.933		03/28/17	499,996
Wachovia Capital Trust III(b)(d)
	110,000	5.570		05/16/49	105,738

					8,016,570

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Brokerage(d) – 0.1%
Morgan Stanley, Inc.
	$200,000	0.686%		10/18/16	$ 199,501
The Bear Stearns Cos. LLC
	200,000	0.624		11/21/16	199,220

					398,721

Building Materials(b) – 0.2%
Building Materials Corp. of America(a)
	175,000	7.500		03/15/20	188,563
Cemex SAB de CV(a)
	200,000	7.250		01/15/21	217,603
Gibraltar Industries, Inc.
	200,000	6.250		02/01/21	213,500
Norbord, Inc.(a)
	300,000	5.375		12/01/20	302,846

					922,512

Chemicals(b) – 0.2%
Cornerstone Chemical Co.(a)
	220,000	9.375		03/15/18	233,475
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
	225,000	8.875		02/01/18	234,000
SPCM SA(a)
	49,000	6.000		01/15/22	52,073
Styrolution Group GmbH
EUR	100,000	7.625		05/15/16	142,759

					662,307

Construction & Engineering – 0.0%
Balfour Beatty Finance No.2 Ltd.
GBP	100,000	1.875		12/03/18	174,967

Consumer Cyclical Services(b) – 0.9%
APX Group, Inc.
	$200,000	6.375		12/01/19	204,500
	400,000	8.750		12/01/20	407,000
Ashtead Capital, Inc.(a)
	115,000	6.500		07/15/22	125,063
Ceridian HCM Holding, Inc.(a)
	250,000	11.000		03/15/21	287,500
First Data Corp.
	400,000	6.750	(a)	11/01/20	431,000
	230,000	8.250	(a)	01/15/21	248,975
	295,000	11.250		01/15/21	335,562
	110,000	11.750		08/15/21	115,363
Monitronics International, Inc.
	370,000	9.125		04/01/20	396,362
The ADT Corp.(a)
	160,000	6.250		10/15/21	165,200
United Rentals North America, Inc.
	100,000	9.250		12/15/19	110,250
	90,000	7.375		05/15/20	99,338
	210,000	6.125		06/15/23	222,862

					3,148,975

Consumer Noncyclical – 0.1%
BAT International Finance PLC
	200,000	1.125		03/29/16	200,458
NeuStar, Inc.(b)
	141,000	4.500		01/15/23	122,670

					323,128

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Consumer Products - Household & Leisure(b) – 0.3%
Albea Beauty Holdings SA(a)
	$400,000	8.375%	11/01/19	$ 432,070
Elizabeth Arden, Inc.
	500,000	7.375	03/15/21	536,250

				968,320

Consumer Products - Non Durable(b) – 0.0%
Sally Holdings LLC
	100,000	6.875	11/15/19	109,250

Diversified Financial Services – 0.5%
Alphabet Holding Co., Inc.(b)(e)
	607,000	7.750	11/01/17	628,245
China Overseas Finance Cayman IV Ltd.
	400,000	4.875	02/15/17	421,816
First Active PLC(b)(d)
GBP	150,000	3.063	04/04/18	232,609
Henderson UK Finance PLC
	100,000	7.250	03/24/16	176,194
Magyar Nemzeti Vagyonkezelo Zrt
EUR	100,000	3.375	04/02/19	142,642
OHL Investments SA
	100,000	4.000	04/25/18	145,601
Volkswagen International Finance NV
	100,000	5.500	11/09/15	159,153

				1,906,260

Energy – 0.1%
Seadrill Ltd.(c)
	$100,000	3.375	10/27/17	138,650
Tesoro Corp.(b)
	30,000	5.125	04/01/24	29,850
Total Capital International SA(d)
	100,000	0.807	08/10/18	100,690
Total Capital SA
	100,000	2.125	08/10/18	101,049

				370,239

Energy - Exploration & Production – 1.4%
Aabar Investments PJSC
EUR	100,000	4.000	05/27/16	170,346
Arch Coal, Inc.(b)
	$65,000	7.250	10/01/20	49,563
CNPC General Capital Ltd.
	400,000	3.950	04/19/22	390,852
Continental Resources, Inc.(b)
	225,000	5.000	09/15/22	235,969
Denbury Resources, Inc.(b)
	100,000	8.250	02/15/20	109,000
ENI SpA
EUR	100,000	0.250	11/30/15	142,132
Halcon Resources Corp.(b)
	$340,000	8.875	05/15/21	351,900
Harvest Operations Corp.
	400,000	2.125	05/14/18	394,355
Indian Oil Corp. Ltd.
	200,000	5.750	08/01/23	206,894
Linn Energy LLC/Linn Energy Finance Corp.(a)(b)
	500,000	6.250	11/01/19	518,750
Memorial Production Partners LP/Memorial Production Finance Corp.(a)(b)
	200,000	7.625	05/01/21	211,000

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Energy - Exploration & Production – (continued)
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC(b)
	$400,000	10.750%		10/01/20	$ 443,000
	100,000	9.250		06/01/21	105,000
Murray Energy Corp.(a)(b)
	105,000	8.625		06/15/21	110,775
Parsley Energy LLC/Parsley Finance Corp.(a)(b)
	400,000	7.500		02/15/22	422,000
Peabody Energy Corp.
	100,000	6.250		11/15/21	100,000
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.(b)
	200,000	6.500		05/15/21	214,000
Plains Exploration & Production Co.(b)
	225,000	6.875		02/15/23	250,031
SandRidge Energy, Inc.(b)
	460,000	7.500		02/15/23	489,900
Tullow Oil PLC(a)(b)
	30,000	6.000		11/01/20	30,750
Walter Energy, Inc.(b)
	50,000	11.000	(a)(e)	04/01/20	45,625
	110,000	9.875		12/15/20	72,875
	125,000	8.500		04/15/21	79,688

					5,144,405

Energy - Services(a)(b) – 0.0%
Hiland Partners LP/Hiland Partners Finance Corp.
	150,000	7.250		10/01/20	162,750

Entertainment & Leisure – 0.7%
AMC Entertainment, Inc.(a)(b)
	500,000	5.875		02/15/22	508,750
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.(b)
	150,000	5.250		03/15/21	151,500
Guitar Center, Inc.(a)(b)
	115,000	6.500		04/15/19	114,425
	190,000	9.625		04/15/20	188,575
Regal Entertainment Group(b)
	400,000	5.750		03/15/22	412,000
Six Flags Entertainment Corp.(a)(b)
	500,000	5.250		01/15/21	505,000
TUI Travel PLC
GBP	100,000	6.000		10/05/14	209,894
WMG Acquisition Corp.(a)(b)
	$400,000	6.750		04/15/22	402,000

					2,492,144

Environmental(b) – 0.1%
Clean Harbors, Inc.
	510,000	5.125		06/01/21	518,925

Finance – 0.8%
Ally Financial, Inc.
	200,000	3.500		01/27/19	200,250
	80,000	7.500		09/15/20	95,200
	60,000	8.000		11/01/31	74,100
CIT Group, Inc.(a)
	100,000	5.500		02/15/19	107,500
Fidelity National Information Services, Inc.(b)
	215,000	3.500		04/15/23	204,470
Harland Clarke Holdings Corp.(a)(b)
	145,000	9.250		03/01/21	146,269

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Finance – (continued)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.(a)(b)
	$66,000	3.500%	03/15/17	$ 66,660
	197,000	4.875	03/15/19	200,201
	300,000	5.875	02/01/22	304,500
Nomura Holdings, Inc.
	500,000	2.000	09/13/16	504,909
Nuveen Investments, Inc.(a)(b)
	320,000	9.125	10/15/17	338,400
Opal Acquisition, Inc.(a)(b)
	320,000	8.875	12/15/21	322,000
TRAC Intermodal LLC/TRAC Intermodal Corp.(b)
	55,000	11.000	08/15/19	62,975
USB Realty Corp.(a)(b)(d)
	300,000	1.386	01/15/49	276,000

				2,903,434

Food & Beverage – 0.3%
B&G Foods, Inc.(b)
	200,000	4.625	06/01/21	198,000
Carlsberg Breweries A/S
GBP	200,000	7.250	11/28/16	378,333
CP Foods Holdings Ltd.(c)
	$200,000	0.500	01/15/19	201,750
Hawk Acquisition Sub, Inc.(a)(b)
	135,000	4.250	10/15/20	133,312
Heineken NV
GBP	70,000	7.250	03/10/15	123,078
Michael Foods Holding, Inc.(a)(b)(e)
	$100,000	8.500	07/15/18	104,500

				1,138,973

Gaming – 0.8%
Ameristar Casinos, Inc.(b)
	300,000	7.500	04/15/21	324,750
Chester Downs & Marina LLC(a)(b)
	135,000	9.250	02/01/20	135,338
Downstream Development Authority of the Quapaw Tribe of Oklahoma(a)(b)
	170,000	10.500	07/01/19	181,050
Gala Group Finance PLC(b)
GBP	150,000	8.875	09/01/18	267,505
Graton Economic Development Authority(a)(b)
	$500,000	9.625	09/01/19	571,875
International Game Technology(b)
	210,000	5.350	10/15/23	223,676
MGM Resorts International
	305,000	6.625	12/15/21	334,737
Mohegan Tribal Gaming Authority(b)
	250,000	9.750	09/01/21	278,125
MTR Gaming Group, Inc.(b)
	240,000	11.500	08/01/19	271,200
Shingle Springs Tribal Gaming Authority(a)(b)
	170,000	9.750	09/01/21	188,913

				2,777,169

Health Care - Medical Products(b) – 0.4%
Alere, Inc.
	100,000	6.500	06/15/20	104,750
Biomet, Inc.
	500,000	6.500	08/01/20	538,125
Grifols Worldwide Operations Ltd.(a)
	775,000	5.250	04/01/22	794,375
Immucor, Inc.
	130,000	11.125	08/15/19	146,900

				1,584,150

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Health Care - Pharmaceuticals – 0.2%
Forest Laboratories, Inc.(a)
$160,000	4.375%		02/01/19	$ 168,800
Lantheus Medical Imaging, Inc.(b)
195,000	9.750		05/15/17	194,513
Valeant Pharmaceuticals International(a)(b)
500,000	6.750		08/15/18	549,375

				912,688

Health Care - Services – 0.4%
Community Health Systems, Inc.(b)
150,000	8.000		11/15/19	165,375
HCA, Inc.
310,000	6.500		02/15/20	347,200
INC Research LLC(a)(b)
100,000	11.500		07/15/19	112,250
Kindred Healthcare, Inc.(a)(b)
190,000	6.375		04/15/22	191,425
Tenet Healthcare Corp.
75,000	6.000	(a)	10/01/20	80,344
195,000	8.125		04/01/22	218,400
WellPoint, Inc.
200,000	2.750		10/15/42	292,375

				1,407,369

Home Construction – 0.2%
D.R. Horton, Inc.(b)
100,000	3.625		02/15/18	101,500
100,000	3.750		03/01/19	100,125
ServiceMaster Co.
35,000	8.000	(b)	02/15/20	37,888
85,000	7.000	(b)	08/15/20	89,887
5,000	7.450		08/15/27	4,763
100,000	7.250		03/01/38	79,000
Toll Brothers Finance Corp.(b)
150,000	4.000		12/31/18	153,885

				567,048

Hotels, Restaurants & Leisure(a)(b) – 0.0%
Wok Acquisition Corp.
100,000	10.250		06/30/20	107,500

Lodging(a)(b) – 0.1%
Eldorado Resorts LLC/Eldorado Capital Corp.
240,000	8.625		06/15/19	256,800

Machinery – 0.7%
Amsted Industries, Inc.(a)(b)
500,000	5.000		03/15/22	502,500
Boart Longyear Management Pty Ltd.(a)
300,000	10.000		10/01/18	311,250
325,000	7.000	(b)	04/01/21	247,000
Doosan Infracore Co. Ltd.(b)(d)
300,000	3.250		10/05/42	298,450
Dresser-Rand Group, Inc.(b)
345,000	6.500		05/01/21	367,425
Siemens Financieringsmaatschappij NV
250,000	1.050		08/16/17	291,625
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.(b)
290,000	8.750		02/01/19	311,025

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Machinery – (continued)
Tyco Electronics Group SA(b)
	$215,000	2.375%		12/17/18	$ 213,211

					2,542,486

Media - Broadcasting & Radio(b) – 0.4%
Nexstar Broadcasting, Inc.
	80,000	6.875		11/15/20	85,800
Sinclair Television Group, Inc.
	600,000	5.375		04/01/21	595,500
Sirius XM Holdins, Inc.(a)
	140,000	4.250		05/15/20	136,150
Univision Communications, Inc.(a)
	600,000	8.500		05/15/21	664,500

					1,481,950

Media - Cable – 0.4%
Cablevision Systems Corp.
	250,000	7.750		04/15/18	286,250
CCO Holdings LLC/CCO Holdings Capital Corp.(b)
	200,000	5.125		02/15/23	193,500
Cequel Communications Holdings I LLC/Cequel Capital Corp.(a)(b)
	500,000	6.375		09/15/20	522,500
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
	235,000	5.200		03/15/20	258,120
Midcontinent Communications & Midcontinent Finance Corp.(a)(b)
	200,000	6.250		08/01/21	208,000

					1,468,370

Media - Non Cable – 1.0%
Affinion Group, Inc.(b)
	105,000	7.875		12/15/18	97,912
Columbus International, Inc.(a)(b)
	200,000	7.375		03/30/21	205,500
Gannett Co., Inc.(a)(b)
	200,000	5.125		10/15/19	210,000
Lamar Media Corp.(a)(b)
	120,000	5.375		01/15/24	123,000
Lee Enterprises, Inc.(a)(b)
	300,000	9.500		03/15/22	309,000
Liberty Interactive LLC
	345,000	8.250		02/01/30	370,875
	330,000	3.750	(b)	02/15/30	198,000
	297,000	1.000	(a)(b)	09/30/43	311,479
Nielsen Finance LLC/Nielsen Finance Co.(b)
	100,000	4.500		10/01/20	101,000
Priceline.com, Inc.
	103,000	1.000		03/15/18	145,809
Radio One, Inc.(a)(b)
	115,000	9.250		02/15/20	121,900
Reed Elsevier Investments PLC
GBP	350,000	5.625		10/20/16	636,995
VeriSign, Inc.(b)
	$100,000	4.625		05/01/23	95,750
WPP PLC
GBP	370,000	6.000		04/04/17	684,531

					3,611,751

Metals & Mining – 0.4%
FMG Resources (August 2006) Pty Ltd.(a)(b)
	$50,000	6.875		02/01/18	52,625
Glencore Finance Europe SA
	100,000	5.000		12/31/14	109,050

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Metals & Mining – (continued)
Glencore Funding LLC(d)
	$750,000	1.394%	05/27/16	$ 750,983
Hecla Mining Co.(b)
	50,000	6.875	05/01/21	48,500
IAMGOLD Corp.(a)(b)
	300,000	6.750	10/01/20	261,354
New Gold, Inc.(a)(b)
	285,000	6.250	11/15/22	290,238

				1,512,750

Noncaptive - Financial(d) – 0.0%
General Electric Capital Corp.
	150,000	0.892	07/12/16	151,392

Packaging(b) – 0.1%
Ardagh Packaging Finance PLC
EUR	100,000	7.375	10/15/17	146,180
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Is(a)
	$145,000	5.625	12/15/16	147,900
Reynolds Group Issuer, Inc.
	250,000	5.750	10/15/20	261,562

				555,642

Paper – 0.1%
Georgia-Pacific LLC(a)
	200,000	3.734	07/15/23	198,590
Sappi Papier Holding GmbH(a)(b)
	50,000	7.750	07/15/17	55,044
Verso Paper Holdings LLC/Verso Paper, Inc.(b)
	190,000	11.750	01/15/19	204,725

				458,359

Pipelines – 1.0%
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.(b)
	450,000	4.750	11/15/21	428,625
Gibson Energy, Inc.(a)(b)
	59,000	6.750	07/15/21	63,530
Kinder Morgan, Inc.(a)(b)
	200,000	5.000	02/15/21	200,000
Regency Energy Partners LP(b)
	500,000	5.875	03/01/22	518,750
	135,000	4.500	11/01/23	125,888
Rockies Express Pipeline LLC(a)
	125,000	6.000	01/15/19	125,937
	300,000	5.625	04/15/20	294,750
Sabine Pass Liquefaction LLC
	450,000	5.625	02/01/21	465,187
	845,000	5.625	04/15/23	840,775
SemGroup Corp.(b)
	95,000	7.500	06/15/21	103,194
Targa Resources Partners LP/Targa Resources Partners Finance Corp.(a)(b)
	350,000	4.250	11/15/23	324,625
The Williams Cos., Inc.
	175,000	7.500	01/15/31	193,150
	130,000	8.750	03/15/32	157,488

				3,841,899

Property Insurance(a)(b) – 0.1%
A-S Co.-Issuer Subsidiary, Inc. / A-S Merger Sub LLC
	85,000	7.875	12/15/20	90,100

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Property Insurance(a)(b) – (continued)
Hockey Merger Sub 2, Inc.
	$200,000	7.875%		10/01/21	$ 213,500

					303,600

Real Estate – 1.1%
ARC Properties Operating Partnership LP/Clark Acquisition LLC(a)(b)
	320,000	3.000		02/06/19	318,662
Carrington Holding Co, LLC(b)(e)
	526,000	1.000		01/15/26	206,139
Country Garden Holdings Co., Ltd.
	100,000	11.750		09/10/14	103,000
	200,000	11.125	(b)	02/23/18	216,500
DDR Corp.(b)
	204,000	1.750		11/15/40	235,620
Derwent London Capital No. 2 Jersey Ltd.
GBP	100,000	1.125		07/24/19	177,551
Digital Realty Trust LP(b)
	$140,000	5.875		02/01/20	153,429
	120,000	3.625		10/01/22	110,607
EPR Properties(b)
	220,000	5.750		08/15/22	232,782
Great Portland Estates Capital Jersey Ltd.
GBP	100,000	1.000		09/10/18	178,302
Greentown China Holdings Ltd.(b)
	$200,000	8.000		03/24/19	188,250
Host Hotels & Resorts LP(b)
	110,000	5.250		03/15/22	119,689
	100,000	3.750		10/15/23	95,541
Intu Properties PLC
GBP	100,000	2.500		10/04/18	176,218
Kennedy-Wilson, Inc.(b)
	$170,000	5.875		04/01/24	171,700
RHP Hotel Properties LP/RHP Finance Corp.(b)
	600,000	5.000		04/15/21	604,500
Sabra Health Care LP/Sabra Capital Corp.(b)
	140,000	5.500		02/01/21	146,300
	150,000	5.375		06/01/23	154,125
Swiss Prime Site AG
CHF	200,000	1.875		01/20/15	239,240
Tesco Property Finance 3 PLC
GBP	50,000	5.744		04/13/40	88,973

					3,917,128

Retailers – 0.8%
Best Buy Co., Inc.
	$100,000	5.000		08/01/18	103,375
Ferrellgas LP/Ferrellgas Finance Corp.(b)
	200,000	6.500		05/01/21	208,000
	100,000	6.750	(a)	01/15/22	104,250
Grupo Famsa SAB de CV(a)(b)
	60,000	7.250		06/01/20	60,679
JC Penney Corp., Inc.
	15,000	7.650		08/15/16	13,650
	85,000	7.950		04/01/17	76,075
	80,000	5.750		02/15/18	66,800
	145,000	5.650		06/01/20	118,900
L Brands, Inc.
	100,000	5.625		02/15/22	105,750
New Albertsons, Inc.
	15,000	7.750		06/15/26	12,375
	30,000	7.450		08/01/29	24,300
	450,000	8.000		05/01/31	373,500
Next PLC
GBP	200,000	5.875		10/12/16	366,331

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Retailers – (continued)
Rent-A-Center, Inc.(b)
	$300,000	4.750%		05/01/21	$ 279,750
Roundy’s Supermarkets, Inc.(a)(b)
	55,000	10.250		12/15/20	59,125
Sears Holdings Corp.
	13,000	6.625		10/15/18	11,895
Supervalu, Inc.(b)
	530,000	6.750		06/01/21	537,287
The Bon-Ton Department Stores, Inc.(b)
	140,000	8.000		06/15/21	134,925
The Pantry, Inc.(b)
	215,000	8.375		08/01/20	232,200
Toys R US, Inc.
	65,000	10.375	(b)	08/15/17	55,088
	20,000	7.375		10/15/18	16,000

					2,960,255

Technology - Hardware – 0.5%
Advanced Micro Devices, Inc.
	200,000	7.750	(b)	08/01/20	204,000
	185,000	7.500		08/15/22	183,613
Amkor Technology, Inc.(b)
	190,000	6.375		10/01/22	198,550
CommScope, Inc.(a)(b)
	100,000	8.250		01/15/19	108,250
IAC/InterActiveCorp(b)
	220,000	4.875		11/30/18	229,900
Ingenico
EUR	250,000	2.750		01/01/17	234,993
Intel Corp.
	$250,000	3.250		08/01/39	349,531
Lam Research Corp.
	98,000	0.500		05/15/16	113,435
Novellus Systems, Inc.
	46,000	2.625		05/15/41	78,516
SanDisk Corp.(a)
	50,000	0.500		10/15/20	54,946

					1,755,734

Technology - Software/Services – 0.3%
BMC Software Finance, Inc.(a)(b)
	195,000	8.125		07/15/21	205,237
Electronic Arts, Inc.
	171,000	0.750		07/15/16	198,681
Equinix, Inc.(b)
	50,000	4.875		04/01/20	51,125
iGATE Corp.(b)
	100,000	9.000		05/01/16	105,125
MModal, Inc.(a)(b)(f)
	60,000	10.750		08/15/20	9,000
Nuance Communications, Inc.(a)(b)
	200,000	5.375		08/15/20	198,750
Oracle Corp.
	100,000	3.625		07/15/23	101,176
Syniverse Holdings, Inc.(b)
	100,000	9.125		01/15/19	108,500

					977,594

Telecommunications(b) – 0.0%
tw telecom holdings, Inc.
	125,000	5.375		10/01/22	127,500

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Telecommunications - Cellular – 0.4%
Sable International Finance Ltd.(a)(b)
	$100,000	8.750%	02/01/20	$ 112,500
Softbank Corp.(a)
	337,000	4.500	04/15/20	334,472
T-Mobile USA, Inc.(b)
	265,000	6.500	01/15/24	277,588
Wind Acquisition Finance SA(a)(b)
	600,000	7.250	02/15/18	633,000

				1,357,560

Telecommunications - Satellites(a)(b) – 0.2%
Intelsat Luxembourg SA
	500,000	7.750	06/01/21	526,250
Unitymedia Hessen GmbH & Co. KG
	150,000	5.500	01/15/23	153,750

				680,000

Textiles & Apparel(a)(b) – 0.1%
Burlington Holdings LLC/Burlington Holding Finance, Inc.(e)
	82,000	9.000	02/15/18	83,743
The William Carter Co.
	185,000	5.250	08/15/21	190,550

				274,293

Tobacco – 0.1%
Imperial Tobacco Finance PLC
EUR	150,000	8.375	02/17/16	235,039

Transportation – 0.3%
Bluewater Holding BV(a)(b)
	$200,000	10.000	12/10/19	207,500
CHC Helicopter SA(b)
	110,000	9.375	06/01/21	116,911
DryShips, Inc.
	50,000	5.000	12/01/14	49,438
Kansas City Southern de Mexico SA de CV(b)
	240,000	2.350	05/15/20	225,509
Navistar International Corp.(b)
	300,000	8.250	11/01/21	306,375
Syncreon Group BV/Syncreon Global Finance US, Inc.(a)(b)
	200,000	8.625	11/01/21	211,069
Watco Cos LLC/Watco Finance Corp.(a)(b)
	100,000	6.375	04/01/23	101,500

				1,218,302

Utilities - Distribution(b) – 0.0%
Suburban Propane Partners LP/Suburban Energy Finance Corp.
	105,000	7.375	03/15/20	112,350

Utilities - Electric – 0.6%
Calpine Corp.(a)(b)
	133,000	7.500	02/15/21	144,970
	31,000	6.000	01/15/22	32,550
DPL, Inc.(b)
	100,000	7.250	10/15/21	103,250
Electricite de France(a)
	500,000	1.150	01/20/17	499,191
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.(a)(b)(f)
	125,000	10.250	12/01/20	131,563
GenOn Americas Generation LLC
	100,000	8.500	10/01/21	95,500
	305,000	9.125	05/01/31	287,462

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Utilities - Electric – (continued)
Homer City Generation LP(b)(e)
	$125,000	8.137%	10/01/19	$ 131,563
Meiya Power Co., Ltd.
	200,000	4.000	08/19/18	198,663
NGG Finance PLC(b)(d)
EUR	300,000	4.250	06/18/76	424,107

				2,048,819

Wireless Telecommunications – 0.9%
Altice Financing SA(a)(b)
	$200,000	6.500	01/15/22	211,667
Digicel Group Ltd.(a)(b)
	200,000	8.250	09/30/20	211,000
	360,000	7.125	04/01/22	363,600
DigitalGlobe, Inc.(b)
	500,000	5.250	02/01/21	493,750
Hughes Satellite Systems Corp.(b)
	500,000	7.625	06/15/21	563,750
Sprint Capital Corp.
	400,000	6.900	05/01/19	439,000
	140,000	6.875	11/15/28	135,800
Sprint Corp.(a)
	220,000	7.875	09/15/23	242,000
	495,000	7.125	06/15/24	519,750

				3,180,317

Wirelines Telecommunications – 0.2%
British Telecommunications PLC(b)
	250,000	1.250	02/14/17	249,436
CenturyLink, Inc.
	100,000	5.625	04/01/20	105,246
Cincinnati Bell, Inc.(b)
	50,000	8.750	03/15/18	52,188
Verizon Communications, Inc.
	102,000	5.150	09/15/23	111,702
	165,000	6.550	09/15/43	200,229

				718,801

TOTAL CORPORATE OBLIGATIONS				$75,406,203

Agency Debentures(g) – 0.1%
FNMA
	$100,000	3.150%	12/27/27	$ 90,876
	100,000	2.000	01/25/28	93,268

TOTAL AGENCY DEBENTURES				$ 184,144

Foreign Debt Obligations – 2.0%
Sovereign – 2.0%
Brazil Notas do Tesouro Nacional
BRL	2,000,000	10.000%	01/01/17	$ 833,759
	2,000,000	10.000	01/01/21	779,524
	2,401,963	6.000	08/15/22	1,035,393
Canada Government International Bond
	$250,000	0.875	02/14/17	249,865
Hungary Government Bond
	50,000	4.125	02/19/18	50,881
Kingdom of Belgium(a)
EUR	100,000	2.600	06/22/24	142,583
New Zealand Government Bond
NZD	60,000	3.000	09/20/30	52,490

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Foreign Debt Obligations – (continued)
Sovereign – (continued)
Perusahaan Penerbit SBSN
	$200,000	6.125%	03/15/19	$ 218,500
Ras Al Khaimah United Arab Emirates
	200,000	3.297	10/21/18	204,000
Republic of Chile
CLP	47,213,940	3.000	07/01/17	90,223
Republic of Ireland
EUR	110,000	4.500	04/18/20	172,578
	330,000	3.400	03/18/24	469,436
	240,000	5.400	03/13/25	396,659
Republic of Italy
	150,000	4.500	07/15/15	216,631
	130,000	4.750	05/01/17	197,753
	249,990	1.700	09/15/18	359,319
	120,000	4.250	03/01/20	183,508
Republic of Namibia
	$200,000	5.500	11/03/21	209,000
Republic of South Africa
ZAR	8,000,000	8.000	12/21/18	765,540
Spain Government Bond
EUR	200,000	4.800	01/31/24	312,510
United Kingdom Gilt
GBP	110,500	2.250	09/07/23	176,660
	163,000	3.250	01/22/44	258,172

TOTAL FOREIGN DEBT OBLIGATIONS				$ 7,374,984

Municipal Debt Obligations – 0.4%
California – 0.1%
Golden State Tobacco Securitization Corp. RB Series 2007 A1
	$110,000	5.125%	06/01/37	$ 81,109
Golden State Tobacco Securitization Corp. RB Series 2007 A2
	455,000	5.300	06/01/37	347,365

				428,474

New Jersey – 0.1%
Tobacco Settlement Financing Corp. RB Series 1A
	160,000	5.000	06/01/29	134,741
	220,000	4.750	06/01/34	166,155
	540,000	5.000	06/01/41	406,317

				707,213

Ohio – 0.1%
Buckeye Tobacco Settlement Financial Authority RB Asset-Backed Senior Turbo Series 2007 A-2
	330,000	5.875	06/01/47	265,689

Puerto Rico – 0.1%
Puerto Rico Commonwealth GO Bonds Series 2014 A
	320,000	8.000	07/01/35	298,605

TOTAL MUNICIPAL DEBT OBLIGATIONS				$ 1,699,981

Government Guarantee Obligations(h) – 0.3%
Kreditanstalt fuer Wiederaufbau
	$1,000,000	1.500%	04/04/14	$ 1,000,038
	100,000	2.125	08/15/23	142,816

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS				$ 1,142,854

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – 8.0%
United States Treasury Bills(i)
$700,000	0.000%	04/03/14	$ 699,999
2,000,000	0.000	04/17/14	1,999,978
700,000	0.000	05/01/14	699,988
1,500,000	0.000	05/29/14	1,499,952
United States Treasury Bonds
1,000,000	6.750	08/15/26	1,400,910
2,000,000	5.500	08/15/28	2,558,560
275,000	4.375	05/15/41	317,892
United States Treasury Inflation Protected Securities
244,980	1.625	01/15/15	251,411
305,190	0.625	02/15/43	256,027
United States Treasury Notes
500,000	1.875	04/30/14	500,700
2,000,000	1.000	05/15/14	2,002,200
500,000	4.750	05/15/14	502,825
2,000,000	0.250	05/31/14	2,000,560
500,000	2.250	05/31/14	501,780
4,800,000	0.750	06/15/14	4,806,624
500,000	2.625	06/30/14	503,185
200,000	2.000	04/30/16	206,312
350,000	4.250	11/15/17	387,838
750,000	3.625	02/15/21	815,925
1,500,000	2.000	11/15/21	1,455,300
1,500,000	1.750	05/15/22	1,415,370
1,500,000	1.625	08/15/22	1,394,715
1,830,000	1.750	05/15/23	1,695,056
1,500,000	2.500	08/15/23	1,478,205

TOTAL U.S. TREASURY OBLIGATIONS			$29,351,312

Senior Term Loans(j) – 5.2%
Automotive - Parts – 0.0%
Allison Transmission, Inc.
$30,852	3.750%	08/23/19	$ 30,841

Building Materials – 0.1%
Wilsonart LLC
498,737	4.000	10/31/19	497,336

Chemicals – 0.2%
OCI Beaumont LLC
263,537	6.250	08/20/19	266,172
Oxea Finance LLC
69,825	4.250	01/15/20	70,378
Teine Energy Ltd.
198,000	7.500	05/09/19	200,475

			537,025

Consumer Products - Household & Leisure – 0.0%
Merlin Entertainment Group
71,768	3.404	06/28/19	71,880

Consumer Products - Industrial – 0.1%
Harbor Freight Tools USA, Inc.
149,250	4.750	07/26/19	150,650
Minimax Gmbh & Co.
199,000	4.500	08/14/20	200,409

			351,059

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(j) – (continued)
Diversified Manufacturing – 0.1%
Manitowoc Co., Inc.
$200,000	3.250%	01/03/21	$ 199,250
Rexnord LLC
313,539	4.000	08/21/20	313,536

			512,786

Energy – 0.3%
Atlas Energy LP
29,850	6.500	07/31/19	30,634
Bennu Oil & Gas LLC
206,539	10.250	11/01/18	208,949
EFS Cogen Holdings I LLC
287,672	3.750	12/17/20	288,872
Peabody Energy Corp.
99,500	4.250	09/24/20	99,647
Seadrill Partners Finco LLC
331,120	4.000	02/21/21	330,034
Stallion Oilfield Services Ltd.
131,187	8.000	06/19/18	133,974

			1,092,110

Energy - Coal – 0.0%
Walter Energy, Inc.
50,000	7.250	04/02/18	48,281

Energy - Exploration & Production – 0.1%
Bowie Resource Holdings LLC
151,125	6.750	08/14/20	152,636
Rice Energy LLC
99,000	8.500	10/25/18	100,733

			253,369

Finance – 0.1%
CeramTec Acquisition Corp.
28,634	4.250	08/28/20	28,657
70,693	4.250	08/31/20	70,752
Opal Acquisition, Inc.
99,750	5.000	11/27/20	100,000
Sears Holding Corp.
169,613	5.500	06/30/18	170,333

			369,742

Finance Insurance – 0.0%
Hub International Ltd.
99,500	4.250	10/02/20	99,542

Food & Beverages – 0.1%
Pinnacle Foods Finance LLC
98,935	3.250	04/29/20	98,316
Roundys Supermarkets, Inc.
150,000	5.750	03/03/21	150,063

			248,379

Gaming – 0.3%
Boyd Gaming Corp.
199,000	4.000	08/14/20	199,099
Graton Economic Development Authority
180,000	9.000	08/22/18	188,401
Mashantucket (Western) Pequot Tribe
563,503	9.375	06/30/20	540,258

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(j) – (continued)
Gaming – (continued)
Mohegan Tribal Gaming Authorit New
$71,820	5.500%	11/19/19	$ 73,212
Shingle Springs Tribal Gaming Authority
88,650	6.250	08/29/19	90,423

			1,091,393

Health Care - Services – 0.5%
Air Medical Group Holdings, Inc.
250,000	7.625	05/31/18	248,750
Community Health Systems, Inc.
199,500	4.250	01/27/21	201,034
Kindred Healthcare, Inc.
310,000	1.000	04/09/21	310,775
MedAssets, Inc.
328,163	4.000	12/13/19	328,780
Medpace, Inc.
235,000	1.000	03/12/21	233,825
Multiplan, Inc.
350,000	1.000	03/06/21	349,125
Sheridan Holdings, Inc.
148,955	4.500	06/29/18	149,544
70,000	8.250	12/13/21	71,575

			1,893,408

Lodging – 0.1%
Four Seasons Holdings, Inc.
298,500	3.500	06/27/20	298,500
Hilton Worldwide Finance LLC
75,000	4.000	10/26/20	74,647

			373,147

Media - Broadcasting & Radio – 0.2%
Clear Channel Communications, Inc.
796,074	6.903	01/30/19	779,078
Entravision Communications Corp.
96,833	4.750	05/29/20	95,381

			874,459

Media - Cable – 0.2%
Midcontinent Communications
49,625	3.500	07/30/20	49,640
Ziggo N.V.
493,373	0.000	01/15/22	487,753

			537,393

Media - Non Cable – 0.2%
Affinion Group, Inc.
298,964	6.750	10/10/16	294,393
Cengage Learning Acquisitions, Inc.
260,000	1.000	03/31/20	262,709
IMG Worldwide, Inc.
175,000	1.000	02/26/21	173,798
Media General, Inc.
96,045	4.250	07/31/20	96,586

			827,486

Packaging – 0.2%
Ardagh Holdings USA, Inc.
300,000	0.000	12/17/19	299,874

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(j) – (continued)
Packaging – (continued)
Berry Plastics Holding Group, Inc.
$350,000	3.750%	01/06/21	$ 349,076

			648,950

Pharmaceuticals – 0.1%
Aquilex Holdings LLC
135,000	5.000	12/31/20	135,394
Salix Pharmaceuticals Ltd.
225,421	4.250	01/02/20	227,394

			362,788

Real Estate – 0.3%
Empire Generating Co. LLC
625,000	5.250	03/12/21	624,613
Hudson’s Bay Co.
185,000	4.750	11/04/20	187,312
Starwood Property Trust, Inc.
144,271	3.500	04/17/20	143,641

			955,566

Restaurants – 0.0%
ARG IH Corp.
69,825	5.000	11/15/20	70,196

Retailers – 0.5%
J Crew Group, Inc.
298,848	4.000	03/05/21	298,026
JC Penney Corp., Inc.
355,000	1.000	05/21/18	352,930
Leslies Poolmart, Inc.
198,990	4.250	10/16/19	199,239
Maxeda DIY BV
39,999	1.000	06/29/17	51,339
Otter Products LLC
224,183	5.250	04/29/19	223,622
The Talbots, Inc.
270,000	4.750	03/13/20	269,663
155,000	8.250	03/12/21	157,325
Toys R US - Delaware, Inc.
79,718	6.000	09/01/16	71,996
True Religion Apparel, Inc.
99,750	5.875	07/30/19	95,075
Wilton Brands LLC
245,789	8.500	08/30/18	233,746

			1,952,961

Services Cyclical - Business Services – 0.2%
Brickman Group Ltd.
249,375	5.250	12/18/20	249,647
Ceridian Corp.
119,507	4.404	05/09/17	119,925
Language Line LLC
147,654	6.250	06/20/16	147,038
Redtop Acquisition Ltd.
100,000	4.500	12/03/20	100,938
WCA Waste Systems, Inc.
53,420	5.500	03/23/18	53,487

			671,035

Technology - Hardware – 0.0%
Freescale Semiconductor Corp.
99,500	5.000	01/15/21	100,411

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(j) – (continued)
Technology - Software – 0.1%
Activision Blizzard, Inc.
$84,750	3.250%	10/12/20	$ 84,665
BMC Software, Inc.
139,650	5.000	09/10/20	139,800
Eze Castle Software, Inc.
100,000	0.000	04/06/20	100,125

			324,590

Technology - Software/Services – 0.6%
Applied Systems, Inc.
197,618	4.250	01/25/21	198,112
100,000	7.500	01/24/22	101,500
Dealertrack Technologies, Inc.
600,000	3.500	02/26/21	601,500
Dell, Inc.
469,488	4.500	04/29/20	466,065
Ion Trading Technologies S.A.R.L.
56,250	4.500	05/22/20	56,303
155,000	8.250	05/21/21	156,550
MModal, Inc.
187,268	7.750	08/16/19	146,642
Zayo Group LLC
298,987	4.000	07/02/19	299,062

			2,025,734

Telecommunications - Internet & Data – 0.2%
Fibertech Networks LLC
498,741	4.000	12/18/19	498,431
Level 3 Financing, Inc.
150,000	4.000	01/15/20	150,188
Vince Intermediate Holding LLC
94,286	6.000	11/04/19	95,229

			743,848

Textiles – 0.1%
Phillips-Van Heusen Corp.
300,000	3.250	02/13/20	300,477

Utilities – 0.3%
Raven Power Finance LLC
184,538	5.250	12/19/20	186,383
Texas Competitive Electric Holdings Co.
1,385,000	3.737	10/10/14	989,846

			1,176,229

TOTAL SENIOR TERM LOANS			$19,042,421

Shares	Description	Value
Preferred Stocks – 0.9%
Banks – 0.1%
2,100	HSBC USA, Inc.	$ 48,027
5,000	HSBC USA, Inc.	107,500
7,100	U.S. Bancorp	155,206

		310,733

Consumer Finance – 0.8%
74,395	Ally Financial, Inc.	2,034,703
700	Ally Financial, Inc.(a)	691,381
7,100	Citigroup, Inc.	184,955

		2,911,039

TOTAL PREFERRED STOCKS		$ 3,221,772

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – 0.3%
Cross Currency Options
Barclays Bank PLC
Put EUR 10,500
Call NOK 82,084	7.818%	04/15/14	$ 3
Barclays Bank PLC
Put AUD 1,012,000
Call CAD 1,012,000	1.000	06/23/14	7,779
Barclays Bank PLC
Put EUR 277,500
Call NOK 2,294,925	8.270	09/02/14	5,766
Barclays Bank PLC
Put EUR 40,000
Call GBP 32,100	0.803	09/25/14	7,292
Barclays Bank PLC
Put EUR 1,960,000
Call GBP 1,626,800	0.830	09/25/14	52,783
Barclays Bank PLC
Put EUR 15,000
Call GBP 12,225	0.815	10/23/14	4,067
Barclays Bank PLC
Put EUR 5,500
Call GBP 4,543	0.826	10/23/14	3,563
Deutsche Bank Securities, Inc.
Put SEK 5,032,745
Call NOK 4,703,500	1.070	03/20/15	20,073
Deutsche Bank Securities, Inc.
Put SEK 5,137,560
Call NOK 4,757,000	1.080	03/23/15	16,931
Deutsche Bank Securities, Inc.
Put EUR 52,500
Call TRY 159,075	3.030	03/24/15	18,262
Deutsche Bank Securities, Inc.
Put EUR 10,500
Call NOK 81,900	7.800	04/08/14	—
Deutsche Bank Securities, Inc.
Put EUR 52,500
Call AUD 78,488	1.495	05/12/14	39,474
Deutsche Bank Securities, Inc.
Put SEK 319,680
Call NOK 288,000	1.110	09/22/14	322
Deutsche Bank Securities, Inc.
Put TRY 165,135
Call EUR 54,500	3.030	12/19/14	11,084
Merrill Lynch International Bank Ltd.
Put EUR 11,000
Call GBP 8,938	0.813	04/04/14	379

Currency Options
Deutsche Bank Securities, Inc.
EUR/NOK and EUR/GBP Dual Currency Put	0.010	05/13/14	1,815
Deutsche Bank Securities, Inc.
EUR/MXN and EUR/CAD Dual Currency Put	0.010	09/11/14	6,562

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – (continued)
Currency Options (continued)
JPMorgan Securities, Inc.
EUR/USD and
USD/MXN Dual Currency Put	0.010%	09/15/14	$ 3,901
Barclays Bank PLC
Put CAD 2,021,040
Call USD 1,804,500	1.120	04/08/14	1,956
Barclays Bank PLC
Put USD 1,586,880
Call EUR 1,152,000	1.378	04/22/14	10,157
Barclays Bank PLC
Put EUR 1,152,000
Call USD 1,586,880	1.378	04/22/14	10,057
Barclays Bank PLC
Put USD 411,500
Call CAD 430,018	1.045	05/02/14	31
Barclays Bank PLC
Put CAD 430,018
Call USD 411,500	1.045	05/02/14	22,535
Barclays Bank PLC
Put USD 1,129,550
Call EUR 820,000	1.378	05/23/14	11,300
Barclays Bank PLC
Put EUR 820,000
Call USD 1,129,550	1.378	05/23/14	11,288
Barclays Bank PLC
Put USD 698,880
Call AUD 780,000	0.896	05/23/14	24,638
Barclays Bank PLC
Put AUD 780,000
Call USD 698,880	0.896	05/23/14	2,995
Barclays Bank PLC
Put USD 774,640
Call NZD 920,000	0.842	06/11/14	24,753
Barclays Bank PLC
Put NZD 920,000
Call USD 774,640	0.842	06/11/14	6,057
Barclays Bank PLC
Put NZD 705,500
Call USD 599,675	0.850	09/12/14	14,319
Barclays Bank PLC
Put USD 2,160,900
Call EUR 1,470,000	1.470	09/25/14	4,312
Deutsche Bank Securities, Inc.
Put EUR 21,000
Call USD 27,384	1.304	04/11/14	35
Deutsche Bank Securities, Inc.
Put USD 431,000
Call CAD 449,792	1.044	05/05/14	38
Deutsche Bank Securities, Inc.
Put CAD 449,792
Call USD 431,000	1.044	05/05/14	24,184
Deutsche Bank Securities, Inc.
Put AUD 463,710
Call USD 533,000	0.870	08/21/14	4,465
Deutsche Bank Securities, Inc.
Put EUR 22,000
Call USD 28,677	1.304	09/03/14	3,173
Deutsche Bank Securities, Inc.
Put USD 1,401,400
Call EUR 980,000	1.430	09/25/14	7,939
Deutsche Bank Securities, Inc.
Put JPY 1,316,400
Call USD 12,000	109.700	11/10/14	1,548

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – (continued)
Currency Options (continued)
Deutsche Bank Securities, Inc.
Put EUR 516,000
Call USD 735,300	1.425%	03/04/19	$ 50,071

Interest Rate Swaptions
Deutsche Bank Securities, Inc. Put - OTC - USD 3 month LIBOR Strike Price 4.000%
$1,259,500	4.000	02/26/24	65,566
Morgan Stanley & Co. International PLC Put - OTC - USD 3 month LIBOR Strike Price 4.000%
299,500	4.000	02/27/24	15,588
Credit Suisse International (London) Call - OTC - EUR 6 month EURO Strike Price 1.075%
619,000	1.075	04/04/14	87
Deutsche Bank Securities, Inc. Call - OTC - USD 3 month LIBOR Strike Price 4.600%
864,000	4.600	03/05/19	60,193
Morgan Stanley & Co. International PLC Call - OTC - USD 3 month LIBOR Strike Price 5.000%
707,000	5.000	03/11/24	37,689
Deutsche Bank Securities, Inc. Put - OTC - USD 3 month LIBOR Strike Price 1.810%
3,652,000	1.810	06/23/14	12,943
Deutsche Bank Securities, Inc. Call - OTC - USD 3 month LIBOR Strike Price 2.000%
1,928,500	2.000	07/25/14	17,816
Deutsche Bank Securities, Inc. Call - OTC - USD 3 month LIBOR Strike Price 4.300%
470,500	4.300	03/27/17	30,214
Morgan Stanley & Co. International PLC Call - OTC - USD 3 month LIBOR Strike Price 4.300%
512,500	4.300	03/27/17	32,911
Deutsche Bank Securities, Inc. Call - OTC - USD 3 month LIBOR Strike Price 4.300%
235,000	4.300	03/27/17	15,091
Deutsche Bank Securities, Inc. Call - OTC - EUR 6 month EURO Strike Price 1.923%
705,500	1.923	09/30/14	15,745
Morgan Stanley & Co. International PLC Call - OTC - EUR 6 month EURO Strike Price 1.938%
769,000	1.938	09/30/14	17,657
Morgan Stanley & Co. International PLC Call - OTC - USD 3 month LIBOR Strike Price 2.075%
3,850,000	2.075	02/22/16	47,593
Barclays Bank PLC Call - OTC - USD 3 month LIBOR Strike Price 2.050%
1,150,000	2.050	05/21/14	3,479
Credit Suisse International (London) Call - OTC - USD 3 month LIBOR Strike Price 4.500%
182,500	4.500	09/25/23	13,269
Barclays Bank PLC Call - OTC - GBP 6 month BP Strike Price 3.818%
729,500	3.818	09/26/28	68,760
Deutsche Bank Securities, Inc. Call - OTC - USD 3 month LIBOR Strike Price 4.660%
365,000	4.660	09/26/23	15,309
Deutsche Bank Securities, Inc. Call - OTC - GBP 6 month BP Strike Price 3.795%
547,000	3.795	09/26/28	52,219
Deutsche Bank Securities, Inc. Put - OTC - USD 3 month LIBOR Strike Price 4.660%
365,000	4.660	09/26/23	11,501
Deutsche Bank Securities, Inc. Call - OTC - GBP 6 month BP Strike Price 3.795%
182,500	3.795	09/26/28	17,422

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – (continued)
Interest Rate Swaptions (continued)
Deutsche Bank Securities, Inc. Call - OTC - KRW 3 month KWCDC Strike Price 3.050%
$483,724,500	3.050%	10/13/14	$ 1,821
Morgan Stanley & Co. International PLC Call - OTC - USD 3 month LIBOR Strike Price 5.420%
243,500	5.420	11/19/20	10,311
Deutsche Bank Securities, Inc. Call - OTC - GBP 6 month BP Strike Price 3.630%
1,100,000	3.630	11/21/16	70,610
Credit Suisse International (London) Call - OTC - JPY 6 month JYOR Strike Price 0.823%
28,500,000	0.823	12/10/14	1,168

Options on Equities
Merrill Lynch International Bank Ltd. Put - iShares US Real Estate ETF Strike Price 65
67,500,000	65.000	06/21/14	54,000
Merrill Lynch International Bank Ltd. Call - Radioshack Corp.2.5
100,000	2.500	07/19/14	15,000
Merrill Lynch International Bank Ltd. Put - S&P 500 Index Strike Price 1,770
2,400	1,770.000	06/21/14	46,800
Merrill Lynch International Bank Ltd. Put - S&P 500 Index Strike Price 1,770
6,600	1,770.000	05/17/14	65,340

Contracts	Exercise Rate	Expiration Date	Value

Options on Futures
Royal Bank of Scotland PLC Put - Eurodollar Futures Strike Price 98.875
15	98.875%	06/15/15	$ 1,292
Morgan Stanley & Co. International PLC Put - Eurodollar Futures Strike Price 138.500
66	138.500	05/23/14	5,456
Deutsche Bank Securities, Inc. Put - Eurodollar Futures Strike Price 140
9	140.000	05/23/14	1,860
Deutsche Bank Securities, Inc. Put - 10 Year U.S. Treasury Notes Futures Strike Price 123%
6	123.000	05/23/14	4,219
Morgan Stanley & Co. International PLC Put - 10 Year U.S. Treasury Notes Futures Strike Price 123.5%
18	123.500	04/25/14	11,531
Morgan Stanley & Co. International PLC Put - 10 Year U.S. Treasury Notes Futures Strike Price 123.5%
18	123.500	04/25/14	11,531
Deutsche Bank Securities, Inc. Put - 10 Year U.S. Treasury Notes Futures Strike Price 132%
18	132.000	04/25/14	10,688
Deutsche Bank Securities, Inc. Put - 5 Year U.S. Treasury Notes Futures Strike Price 119%
14	119.000	05/23/14	8,641
Morgan Stanley & Co. International PLC Call - 5 Year U.S. Treasury Notes Futures Strike Price 119%
24	119.000	04/25/14	9,375
Morgan Stanley & Co. International PLC Put - 5 Year U.S. Treasury Notes Futures Strike Price 119%
24	119.000	04/25/14	10,500

TOTAL OPTIONS PURCHASED			$ 1,327,102

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Shares	Distribution Rate	Value
Investment Company(d) – 30.1%
110,491,088	SSgA U.S. Government Money Market Fund 0.000%	$110,491,088

TOTAL INVESTMENTS BEFORE SHORT POSITIONS – 102.4%		$376,224,146

Shares	Description	Value
Common Stocks Sold Short – 1.2%
Electric Utilities – 0.6%
10,443	American Electric Power Co., Inc.	$ (529,042)
7,354	Duke Energy Corp.	(523,752)
16,113	PPL Corp.	(533,985)
12,225	The Southern Co.	(537,167)

		(2,123,946)

Media – 0.3%
13,803	Comcast Corp. Class A	(690,426)
6,600	Verizon Communications, Inc.	(313,962)

		(1,004,388)

Pharmaceuticals* – 0.0%
1,300	Express Scripts Holding Co.	(97,617)

Real Estate Investment Trusts – 0.3%
600	Essex Property Trust, Inc.	(102,030)
500	Federal Realty Investment Trust	(57,360)
11,948	National Retail Properties, Inc.	(410,055)
9,835	Realty Income Corp.	(401,858)
6,467	WP Carey, Inc.	(388,473)

		(1,359,776)

TOTAL COMMON STOCKS SOLD SHORT		$ (4,585,727)

Exchange Traded Funds Sold Short – 1.3%
31,333	iShares US Real Estate ETF	$ (2,120,304)
11,415	SPDR S&P 500 ETF Trust	(2,135,062)
1,500	SPDR S&P Oil & Gas Exploration & Production Fund ETF	(107,745)
2,900	The Energy Select Sector SPDR Fund	(258,274)

TOTAL EXCHANGE TRADED FUNDS SOLD SHORT		$ (4,621,385)

TOTAL SECURITIES SOLD SHORT – (2.5%)		$ (9,207,112)

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		256,139

NET ASSETS – 100.0%		$ 367,273,173

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $28,495,602, which represents approximately 7.8% of net assets as of March 31, 2014.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at March 31, 2014.

(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at March 31, 2014.

(e)	Pay-in-kind securities.

(f)	Security is currently in default and/or non-income producing.

(g)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at March 31, 2014.

(h)	Guaranteed by a foreign government until maturity.

(i)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(j)	Senior Term Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility at March 31, 2014. Senior Term Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Currency Abbreviations:
AUD	— Australian Dollar
BGN	— New Bulgarian Lev
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PHP	— Philippine Peso
PLN	— Polish Zloty
SEK	— Swedish Krona
TRY	— Turkish Lira
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
ADR	— American Depositary Receipt
AUDOR	— Australian Dollar Offered Rate
BP	— British Pound Offered Rate
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
CP	— Commercial Paper
ETF	— Exchange Traded Fund
EURO	— Euro Offered Rate
FNMA	— Federal National Mortgage Association
GO	— General Obligation
JIBAR	— Johannesburg Interbank Agreed Rate
JYOR	— Japanese Yen Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
OTC	— Over the Counter
RB	— Revenue Bond
SPA	— Stand-by Purchase Agreement
STIBOR	— Stockholm Interbank Offered Rate
TELBOR	— Tel Aviv Interbank Offered Rate
TIIE	— La Tasa de Interbank Equilibrium Interest Rate

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2014, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Barclays Bank PLC	AUD/EUR	05/15/14	$254,843	$6,065
	AUD/USD	05/15/14	112,992	492
	AUD/USD	05/20/14	127,830	1,980
	BRL/USD	05/20/14	412,075	13,605
	CAD/EUR	05/15/14	244,512	13
	CLP/USD	05/15/14	453,838	14,838
	CZK/EUR	05/15/14	530,349	1,370
	EUR/CAD	04/24/14	215,894	4,518
	EUR/CAD	05/15/14	340,383	1,934
	EUR/GBP	05/15/14	243,054	1,458
	EUR/USD	04/04/14	139,141	433
	EUR/USD	05/15/14	148,773	499
	GBP/USD	04/04/14	245,897	1,783
	INR/USD	05/21/14	637,791	14,291
	KRW/USD	05/20/14	366,460	4,460
	MXN/USD	04/11/14	249,530	2,695
	NOK/EUR	04/24/14	382,967	9,380
	NZD/USD	04/24/14	203,542	1,705
	PHP/USD	05/15/14	159,817	956
	PLN/USD	05/15/14	218,653	1,153
	SEK/USD	05/15/14	96,083	83
	TRY/JPY	04/11/14	67,944	5,178
	USD/EUR	05/15/14	148,773	1,641
	USD/EUR	06/03/14	213,512	1,692
	USD/EUR	06/18/14	271,365	1,790
	USD/KRW	05/15/14	144,563	446
	ZAR/EUR	04/11/14	171,513	7,244
	ZAR/USD	05/05/14	85,808	3,308
Citibank NA	MXN/CAD	04/11/14	137,911	3,414
	USD/CLP	04/11/14	87,588	2,296
Credit Suisse International (London)	AUD/USD	04/02/14	279,573	16,394
	BRL/USD	05/20/14	228,622	7,012
	CLP/USD	05/15/14	170,750	1,960
	EUR/USD	04/02/14	91,613	1,708
	GBP/USD	04/02/14	2,822,442	19,830
	HUF/USD	05/20/14	220,364	2,364
	KRW/USD	05/20/14	241,484	3,984
	MXN/USD	05/20/14	264,901	2,761
	PLN/EUR	05/15/14	127,421	1,913
	PLN/USD	05/15/14	92,955	455
	PLN/USD	05/20/14	270,351	501
	TRY/USD	05/20/14	157,067	7,127
	USD/CHF	05/07/14	238,179	2,615
	USD/CHF	07/02/14	200,366	1,985
	USD/EUR	05/07/14	710,814	6,256
	USD/EUR	07/02/14	1,699,809	16,024
	USD/NZD	06/13/14	39,682	40
	ZAR/NZD	05/15/14	127,968	544
	ZAR/USD	05/20/14	172,162	4,972
Deutsche Bank AG (London)	AUD/USD	05/15/14	113,947	447
	AUD/USD	05/20/14	630,910	19,760
	CAD/EUR	03/12/19	156,809	913
	CAD/USD	05/15/14	177,834	334
	CLP/USD	05/15/14	314,042	9,514

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Deutsche Bank AG (London) (continued)	CLP/USD	05/20/14	$633,609	$12,169
	EUR/CAD	05/15/14	242,031	2,481
	EUR/USD	05/15/14	393,285	5,197
	EUR/USD	05/21/14	149,461	49
	GBP/EUR	05/15/14	254,843	2,133
	GBP/EUR	03/12/19	313,618	252
	GBP/EUR	03/14/19	327,441	1,481
	HUF/USD	05/20/14	335,247	5,547
	INR/USD	05/21/14	355,426	13,266
	KRW/USD	05/20/14	863,544	7,464
	MXN/CAD	04/11/14	116,207	3,159
	MXN/USD	05/15/14	473,018	7,518
	MXN/USD	05/20/14	396,325	4,345
	NOK/EUR	05/15/14	373,999	8,851
	NOK/SEK	05/15/14	778,285	25,605
	NZD/USD	04/24/14	203,542	1,901
	NZD/USD	05/15/14	291,843	14,343
	NZD/USD	05/20/14	817,970	31,300
	NZD/USD	06/13/14	116,026	1,599
	PLN/USD	05/20/14	465,514	4,414
	TRY/USD	05/20/14	420,353	17,393
	USD/EUR	05/15/14	148,773	1,065
	ZAR/USD	04/24/14	30,022	22
	ZAR/USD	05/05/14	85,870	3,370
	ZAR/USD	05/20/14	417,447	12,017
JPMorgan Securities, Inc.	AUD/USD	05/15/14	116,889	2,389
	CLP/USD	05/15/14	118,238	4,738
	CLP/USD	05/20/14	246,151	9,411
	EUR/USD	05/07/14	190,101	582
	GBP/EUR	05/15/14	300,301	934
	INR/USD	05/21/14	244,239	6,139
	KRW/USD	05/20/14	181,310	1,530
	MXN/USD	05/15/14	291,902	4,402
	MXN/USD	05/20/14	218,582	4,982
	NZD/USD	05/20/14	137,834	2,084
	PLN/SEK	04/24/14	658,365	12,766
Merrill Lynch International Bank Ltd.	AUD/USD	06/20/14	9,323,243	144,498
	CAD/USD	06/20/14	204,888	3,940
	CHF/USD	06/20/14	267,524	958
	EUR/USD	06/20/14	2,160,985	4,676
	GBP/USD	06/20/14	1,185,343	7,189
	MXN/USD	06/20/14	274,252	2,313
	NZD/USD	06/20/14	6,624,565	66,943
	USD/CAD	06/20/14	694,166	1,502
	USD/CHF	06/20/14	1,620,443	6,077
	USD/EUR	06/20/14	3,329,527	14,511
	USD/JPY	06/20/14	9,501,551	81,461

TOTAL				$811,099

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Barclays Bank PLC	AUD/NZD	05/15/14	$173,739	$(2,704)
	CAD/EUR	04/24/14	220,412	(5,073)
	CAD/USD	05/15/14	322,243	(1,757)
	EUR/AUD	05/15/14	261,551	(6,709)
	EUR/NOK	04/24/14	216,570	(980)
	EUR/USD	06/03/14	318,202	(4,116)
	EUR/USD	06/18/14	20,662	(201)
	EUR/ZAR	04/11/14	348,504	(4,100)
	NZD/AUD	05/15/14	171,035	(1,733)
	PHP/USD	05/15/14	137,593	(2,003)
	USD/AUD	05/15/14	528,049	(10,783)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Barclays Bank PLC (continued)	USD/BRL	05/05/14	$87,080	$(4,580)
	USD/CLP	05/15/14	117,043	(663)
	USD/EUR	04/04/14	139,141	(1,324)
	USD/EUR	06/03/14	2,168,181	(16,086)
	USD/EUR	02/20/19	257,486	(3,075)
	USD/GBP	04/04/14	245,897	(5,962)
	USD/GBP	06/18/14	254,090	(705)
	USD/GBP	07/02/14	245,733	(1,784)
	USD/INR	05/21/14	239,864	(5,204)
	USD/KRW	05/20/14	886,528	(9,648)
	USD/MXN	04/11/14	189,931	(3,513)
	USD/NZD	04/24/14	203,542	(2,225)
	USD/NZD	05/15/14	92,599	(99)
	USD/NZD	05/15/14	51,014	(2,775)
	USD/NZD	06/13/14	257,932	(2,680)
	USD/PLN	05/15/14	474,665	(9,165)
	USD/SEK	05/15/14	288,492	(992)
	USD/ZAR	04/11/14	905,877	(12,207)
Citibank NA	USD/BRL	04/11/14	972,133	(64,792)
	USD/EUR	05/07/14	1,288,005	(22,068)
	USD/GBP	05/07/14	530,838	(7,309)
Credit Suisse International (London)	CAD/AUD	05/15/14	354,089	(8,431)
	CHF/USD	04/02/14	216,055	(2,139)
	EUR/PLN	05/15/14	256,863	(2,020)
	EUR/USD	04/02/14	1,676,592	(15,706)
	SEK/NOK	05/15/14	89,692	(275)
	USD/AUD	04/02/14	279,573	(11,802)
	USD/AUD	05/15/14	114,318	(1,818)
	USD/BRL	05/05/14	125,503	(7,003)
	USD/BRL	05/20/14	202,443	(9,463)
	USD/BRL	03/20/15	359,662	(11,456)
	USD/CHF	04/02/14	216,055	(236)
	USD/EUR	04/02/14	1,768,206	(2,142)
	USD/EUR	05/07/14	202,499	(1,527)
	USD/GBP	04/02/14	2,822,442	(62,392)
	USD/GBP	05/07/14	387,503	(1,125)
	USD/GBP	05/15/14	429,978	(10,208)
	USD/GBP	07/02/14	2,610,596	(16,802)
	USD/KRW	05/20/14	182,157	(2,157)
	USD/MXN	05/15/14	96,452	(452)
	USD/NZD	06/13/14	175,376	(934)
Deutsche Bank AG (London)	CAD/EUR	05/15/14	342,317	(3,517)
	CAD/EUR	02/25/19	269,151	(4,321)
	CAD/MXN	04/11/14	259,134	(5,015)
	EUR/BGN	11/28/14	161,476	(145)
	EUR/GBP	05/15/14	255,121	(278)
	EUR/NOK	04/24/14	109,311	(483)
	EUR/NOK	05/15/14	127,591	(170)
	GBP/EUR	05/15/14	244,512	(1,089)
	HUF/USD	05/20/14	205,964	(516)
	JPY/TRY	04/11/14	73,122	(3,643)
	PLN/USD	05/20/14	247,894	(416)
	SEK/NOK	05/15/14	244,234	(2,602)
	USD/AUD	05/15/14	326,784	(7,198)
	USD/AUD	05/20/14	696,865	(22,265)
	USD/BRL	05/05/14	86,990	(4,490)
	USD/BRL	05/20/14	242,026	(7,966)
	USD/CAD	05/15/14	177,875	(375)
	USD/CLP	05/20/14	258,097	(8,057)
	USD/EUR	05/15/14	244,512	(2,841)
	USD/EUR	05/21/14	442,872	(4,133)
	USD/GBP	05/21/14	269,974	(6,075)
	USD/HUF	05/20/14	198,391	(3,351)
	USD/INR	05/21/14	655,555	(20,975)
	USD/KRW	05/20/14	242,157	(1,917)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Deutsche Bank AG (London) (continued)	USD/MXN	05/20/14	$269,884	$(4,804)
	USD/NZD	04/24/14	203,542	(2,257)
	USD/NZD	05/15/14	188,840	(3,840)
	USD/NZD	05/20/14	890,063	(31,483)
	USD/PLN	05/15/14	458,631	(9,131)
	USD/PLN	05/20/14	258,310	(2,330)
	USD/TRY	05/20/14	309,821	(12,961)
	USD/ZAR	05/20/14	503,809	(15,190)
JPMorgan Securities, Inc.	CAD/USD	05/15/14	324,742	(1,758)
	EUR/GBP	05/15/14	300,735	(434)
	EUR/NOK	04/24/14	58,784	(237)
	EUR/USD	05/07/14	55,102	(171)
	USD/AUD	05/15/14	338,479	(5,979)
	USD/BRL	05/20/14	91,812	(3,412)
	USD/CLP	05/15/14	118,238	(481)
	USD/CLP	05/20/14	491,327	(17,107)
	USD/GBP	04/11/14	180,037	(2,708)
	USD/HUF	05/20/14	455,726	(5,546)
	USD/INR	05/21/14	136,002	(5,002)
	USD/KRW	05/20/14	152,894	(894)
	USD/MXN	05/15/14	93,764	(764)
	USD/MXN	05/20/14	481,983	(8,943)
	USD/PLN	05/20/14	587,610	(3,050)
	USD/TRY	05/20/14	198,439	(10,559)
Merrill Lynch International Bank Ltd.	CHF/USD	06/20/14	8,506,189	(119,871)
	EUR/USD	06/20/14	13,620,160	(144,407)
	GBP/USD	06/20/14	20,510,207	(15,477)
	JPY/USD	06/20/14	7,276,543	(105,149)
	NZD/USD	06/20/14	74,512	(84)
	USD/AUD	06/20/14	2,850,198	(56,820)
	USD/CAD	06/20/14	11,290,576	(9,257)
	USD/CHF	06/20/14	552,917	(387)
	USD/GBP	06/20/14	6,178,940	(48,011)
	USD/MXN	06/20/14	1,002,914	(10,999)
	USD/NZD	06/20/14	847,636	(7,259)

TOTAL				$(1,163,703)

FUTURES CONTRACTS — At March 31, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Australian 3 year Government Bonds	31	June 2014	$3,116,327	$(6,729)
Australian 10 year Government Bonds	24	June 2014	2,571,822	8,092
CAC40 Index	13	April 2014	786,404	(6,262)
Canada 10 Year Government Bonds	(4)	June 2014	(470,122)	2,152
DAX Index	6	June 2014	1,981,026	2,491
DJIA E-Mini Index	67	June 2014	5,484,955	37,725
Eurodollar	(327)	September 2015	(81,026,513)	(28,077)
Euro Stoxx 50 Index	196	June 2014	8,370,599	225,951
French 10 Year Government Bonds	(6)	June 2014	(1,126,394)	(9,935)
FTSE 100 Index	(44)	June 2014	(4,799,959)	(10,567)
Japan 10 Year Government Bonds	175	June 2014	24,521,872	(40,877)
Japan 10 Year Government Bonds	(4)	June 2014	(5,604,612)	6,569
Nasdaq 100 E-Mini Index	84	June 2014	6,024,900	(106,071)
Nikkei 225 Index	13	June 2014	927,627	(9,985)
Russell 2000 Mini Index	74	June 2014	8,661,700	(32,601)
S&P 500 E-Mini Index	57	June 2014	5,314,110	45,338
Topix Indx	(6)	June 2014	(699,317)	(29,375)
Ultra Long U.S. Treasury Bonds	(2)	June 2014	(288,938)	(5,021)
3 Month Euribor Interest Rate	368	September 2015	126,217,773	(9,375)
3 Month Sterling Interest Rate	284	September 2015	58,337,501	(77,388)
5 Year German Euro-Bobl	(10)	June 2014	(1,727,159)	(2,905)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

10 Year German Euro-Bund	123	June 2014	$24,295,870	$122,793
10 Year U.K. Long Gilt	7	June 2014	1,278,221	4,030
5 Year U.S Treasury Notes	(26)	June 2014	(3,092,781)	6,915
10 Year U.S Treasury Notes	(16)	June 2014	(1,976,000)	7,258
20 Year U.S. Treasury Bonds	94	June 2014	12,522,562	86,003

TOTAL				$180,149

SWAP CONTRACTS — At March 31, 2014, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

					Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Bank of America Securities LLC	CAD	259	(a)	10/18/23	3.940%	6 month CDOR	$—	$2,962
		244	(a)	10/23/23	3.853	6 month CDOR	—	1,938
		400	(a)	10/29/23	3.845	6 month CDOR	(12,424)	15,426
Barclays Bank PLC	BRL	752		01/04/16	12.080	1 month Brazilian Interbank Deposit Average	—	448
	MXN	2,137	(a)	11/01/17	5.830	Mexico Interbank TIIE 28 Days	—	757
	ZAR	1,210	(a)	11/02/17	7.850	3 month JIBAR	—	(661)
	MXN	2,218	(a)	11/06/17	5.900	Mexico Interbank TIIE 28 Days	—	970
	ZAR	3,182	(a)	01/22/18	8.187	3 month JIBAR	—	(556)
		2,352	(a)	01/29/18	8.595	3 month JIBAR	—	1,037
		5,540	(a)	09/30/19	7.825	3 month JIBAR	—	(6,604)
	BRL	88		01/04/21	12.360	1 month Brazilian Interbank Deposit Average	—	(222)
		181		01/04/21	12.530	1 month Brazilian Interbank Deposit Average	—	(82)
	MXN	994	(a)	09/22/23	8.230	Mexico Interbank TIIE 28 Days	—	647
	NOK	785	(a)	09/25/23	3 month NIBOR	4.270%	—	(2,638)
	SEK	828	(a)	09/25/23	3.625	3 month STIBOR	—	2,442
	ZAR	7,500	(a)	09/30/23	9.295	3 month JIBAR	—	675
	NOK	2,226	(a)	10/11/23	3 month NIBOR	4.118	—	(5,080)
		1,589	(a)	11/11/23	3 month NIBOR	4.141	—	(3,748)
		2,439	(a)	11/13/23	3 month NIBOR	4.152	—	(5,920)
	ZAR	2,188	(a)	11/19/23	9.400	3 month JIBAR	—	687
		763	(a)	11/20/23	9.430	3 month JIBAR	—	299
		922	(a)	12/02/23	9.670	3 month JIBAR	—	931
	KRW	239,772	(a)	12/24/23	6 month KWCDC	3.760	—	(1,806)
	ZAR	3,000	(a)	11/25/28	10.650	3 month JIBAR	—	5,564
		3,400	(a)	01/23/29	10.850	3 month JIBAR	—	7,340
		771	(a)	11/14/33	3 month JIBAR	10.160	—	(1,527)
Citibank NA	AUD	259	(a)	12/16/17	6 month AUDOR	3.800	—	(1,198)
	NZD	292	(a)	12/17/17	4.805	3 month NZDOR	—	671
	AUD	299	(a)	12/16/20	5.283	6 month AUDOR	—	2,928
	NZD	340	(a)	12/17/20	3 month NZDOR	5.903	—	(3,863)
Credit Suisse International (London)	CHF	596	(a)	02/11/19	6 month CHFOR	0.800	—	(1,929)
		597	(a)	02/12/19	0.789	6 month CHFOR	—	(1,696)
		597	(a)	02/15/19	6 month CHFOR	0.803	—	(1,905)
		824	(a)	01/23/23	2.360	6 month CHFOR	—	22,704
		391	(a)	02/11/23	1.990	6 month CHFOR	—	2,695
		393	(a)	02/12/23	6 month CHFOR	1.980	—	2,498
		393	(a)	02/15/23	2.000	6 month CHFOR	—	2,867
	CAD	205	(a)	01/02/24	4.260	6 month CDOR	—	4,446

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Deutsche Bank Securities, Inc.	NZD	3,940	(a)	03/19/16	4.545%	3 month NZDOR	$—	$2,328
	ZAR	1,215	(a)	11/12/16	7.520	3 month JIBAR	—	(79)
	AUD	775		02/24/17	6 month AUDOR	3.390%	—	(25,066)
	EUR	510		03/25/17	6 month EURO	0.968	—	(1,101)
	ZAR	3,065	(a)	11/02/17	7.762	3 month JIBAR	—	(2,095)
	AUD	255	(a)	12/16/17	6 month AUDOR	3.790	—	(1,115)
	NZD	253	(a)	12/17/17	4.810	3 month NZDOR	—	610
	ZAR	2,622	(a)	02/15/18	8.660	3 month JIBAR	—	1,335
	NZD	697	(a)	03/19/18	3 month NZDOR	4.775	—	487
		697	(a)	03/19/18	3 month NZDOR	4.757	—	776
		795	(a)	03/24/18	3 month NZDOR	4.965	—	285
		802	(a)	04/04/18	3 month NZDOR	5.013	—	—
	MXN	6,000	(a)	09/24/19	6.120	Mexico Interbank TIIE 28 Days	—	4,817
	AUD	298	(a)	12/16/20	5.290	6 month AUDOR	—	2,969
	NZD	300	(a)	12/17/20	3 month NZDOR	5.900	—	(3,393)
	MXN	1,066	(a)	02/17/22	7.585	Mexico Interbank TIIE 28 Days	—	373
		210	(a)	02/18/22	7.550	Mexico Interbank TIIE 28 Days	—	50
		450	(a)	02/21/22	7.568	Mexico Interbank TIIE 28 Days	—	127
		371	(a)	02/24/22	7.465	Mexico Interbank TIIE 28 Days	—	(14)
		7,570	(a)	09/19/23	8.275	Mexico Interbank TIIE 28 Days	—	5,902
	NZD	477	(a)	10/25/23	3 month NZDOR	5.598	—	(1,174)
	MXN	918	(a)	11/22/23	8.747	Mexico Interbank TIIE 28 Days	—	1,791
		1,296	(a)	11/23/23	8.753	Mexico Interbank TIIE 28 Days	—	2,547
		2,259	(a)	11/28/23	8.460	Mexico Interbank TIIE 28 Days	—	2,632
		286	(a)	11/29/23	8.598	Mexico Interbank TIIE 28 Days	—	439
		202	(a)	12/01/23	8.600	Mexico Interbank TIIE 28 Days	—	311
	ILS	1,816	(a)	03/07/24	4.810	3 month TELBOR	—	4,114
	MXN	274	(a)	09/20/28	9.810	Mexico Interbank TIIE 28 Days	—	173
		549	(a)	10/23/28	10.130	Mexico Interbank TIIE 28 Days	—	659
		1,266	(a)	10/25/28	10.145	Mexico Interbank TIIE 28 Days	—	1,541
	ZAR	1,156	(a)	01/24/29	10.910	3 month JIBAR	—	2,608
	ILS	1,014	(a)	03/07/29	3 month TELBOR	4.942	—	(2,037)
	MXN	694	(a)	09/13/33	9.925	Mexico Interbank TIIE 28 Days	—	971
		985	(a)	09/14/33	9.954	Mexico Interbank TIIE 28 Days	—	1,470
		480	(a)	09/21/33	9.950	Mexico Interbank TIIE 28 Days	—	705
		432	(a)	11/14/33	10.300	Mexico Interbank TIIE 28 Days	—	1,085
	ZAR	370	(a)	11/15/33	3 month JIBAR	10.160	—	(732)
JPMorgan Securities, Inc.	CZK	6,186	(a)	01/08/18	1.470	6 month PRIBOR	—	1,761
	ZAR	2,581	(a)	01/31/18	8.630	3 month JIBAR	—	1,277
	MXN	3,416	(a)	03/16/18	6.040	Mexico Interbank TIIE 28 Days	—	723
	ZAR	2,093	(a)	01/30/24	9.710	3 month JIBAR	—	2,192
Morgan Stanley & Co. International PLC		2,402	(a)	11/24/16	7.250	3 month JIBAR	—	(1,357)

TOTAL							$(12,424)	$50,392

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to March 31, 2014.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

				Rates Exchanged
Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*

	$2,568	(a)	07/02/16	3 month LIBOR	0.730%	$—
	4,712	(a)	07/02/16	3 month LIBOR	0.746	—
	2,559	(a)	01/23/17	3 month LIBOR	1.220	(1,843)
	485	(a)	03/24/18	2.320%	3 month LIBOR	(191)
	498	(a)	04/02/18	2.398	3 month LIBOR	—
	1,171	(a)	08/31/18	3 month LIBOR	1.481	9,748
	884	(a)	12/19/18	2.930	3 month LIBOR	227
	569	(a)	12/20/18	2.970	3 month LIBOR	561
	1,134	(a)	12/23/18	3.125	3 month LIBOR	4,320
	608	(a)	12/28/18	3.106	3 month LIBOR	2,007
	609		03/09/19	3 month LIBOR	1.728	1,684
EUR	235	(a)	03/21/19	1.550	6 month EURO	252
	129	(a)	03/21/19	1.553	6 month EURO	146
	1,204	(a)	03/27/19	1.580	6 month EURO	2,071
	1,812	(a)	03/27/19	1.610	6 month EURO	4,578
	$559	(a)	06/28/19	1.991	3 month LIBOR	405
	1,484	(a)	07/02/19	2.000	3 month LIBOR	—
	2,729	(a)	07/02/19	2.010	3 month LIBOR	—
	1,518	(a)	01/23/20	2.460	3 month LIBOR	6,424
	1,332	(a)	11/26/20	4.090	3 month LIBOR	7,314
	653	(a)	11/27/20	4.060	3 month LIBOR	3,227
	599	(a)	11/27/20	4.061	3 month LIBOR	2,971
	910	(a)	11/27/20	4.110	3 month LIBOR	5,311
	597	(a)	11/29/20	4.057	3 month LIBOR	2,903
	597	(a)	11/29/20	4.062	3 month LIBOR	2,957
	597	(a)	11/29/20	4.108	3 month LIBOR	3,443
	656	(a)	12/03/20	4.137	3 month LIBOR	4,084
	624	(a)	12/04/20	4.165	3 month LIBOR	4,195
EUR	708	(a)	12/04/20	6 month EURO	2.663	(9,135)
	764	(a)	12/04/20	6 month EURO	2.675	(10,090)
	$629	(a)	12/10/20	4.238	3 month LIBOR	4,987
	345		02/11/21	3 month LIBOR	2.203	1,997
	1,026	(a)	02/15/21	3 month LIBOR	2.266	9,742
EUR	990	(a)	02/19/21	6 month EURO	2.505	(6,722)
	2,442	(a)	03/21/21	6 month EURO	2.335	(3,908)
	1,332	(a)	03/21/21	6 month EURO	2.350	(2,651)
	2,503	(a)	03/26/21	6 month EURO	2.335	(3,705)
	3,763	(a)	03/26/21	6 month EURO	2.363	(8,259)
	$13,725	(a)	09/22/21	3 month LIBOR	2.506	101,793
EUR	1,690	(a)	03/26/22	6 month EURO	2.522	(6,433)
GBP	229	(a)	10/07/22	3.546	6 month BP	2,321
	138	(a)	10/07/22	3.556	6 month BP	1,498
	$190	(a)	11/13/22	3.975	3 month LIBOR	1,708
	270	(a)	11/14/22	4.153	3 month LIBOR	4,518
	530	(a)	12/04/22	4.050	3 month LIBOR	6,138
	250	(a)	12/11/22	4.165	3 month LIBOR	4,091
	375	(a)	12/12/22	4.141	3 month LIBOR	5,735
GBP	252	(a)	01/08/23	3.830	6 month BP	6,850
EUR	555	(a)	01/23/23	6 month EURO	2.935	(21,760)
	125		02/10/23	6 month EURO	1.791	(2,742)
	2,041	(a)	02/19/23	3.058	6 month EURO	12,160

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

				Rates Exchanged
Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*

EUR	1,312	(a)	03/26/23	2.875%	6 month EURO	$1,121
	1,971	(a)	03/26/23	2.905	6 month EURO	3,149
GBP	103		09/07/23	6 month BP	2.665%	(218)
EUR	248	(a)	10/11/23	3.069	6 month EURO	8,367
GBP	137	(a)	10/18/23	6 month BP	3.768	(1,676)
	109	(a)	10/29/23	6 month BP	3.955	(2,737)
	109	(a)	10/29/23	6 month BP	3.959	(2,768)
	$1,583	(a)	11/26/23	3 month LIBOR	4.671	(12,235)
EUR	924	(a)	12/04/23	3.289	6 month EURO	14,446
	994	(a)	12/04/23	3.301	6 month EURO	15,981
	$163		02/29/24	3 month LIBOR	2.882	(992)
	631		03/09/24	3 month LIBOR	3.030	(11,658)
EUR	1,737	(a)	03/22/24	3.010	6 month EURO	5,041
	948	(a)	03/22/24	3.023	6 month EURO	3,185
	1,083	(a)	03/28/24	6 month EURO	2.695	(2,206)
	$1,054	(a)	07/02/24	3 month LIBOR	2.961	—
	571	(a)	07/02/24	3 month LIBOR	2.966	—
	372	(a)	01/23/25	3 month LIBOR	3.380	(6,394)
	378	(a)	02/07/26	4.520	3 month LIBOR	2,740
EUR	724	(a)	02/19/26	6 month EURO	3.419	(5,079)
	1,532	(a)	03/26/26	2.918	6 month EURO	12,164
	$223	(a)	12/19/26	3 month LIBOR	4.229	(7,067)
	149	(a)	12/20/26	3 month LIBOR	4.223	(4,634)
	296	(a)	12/23/26	3 month LIBOR	4.303	(11,078)
	152	(a)	12/28/26	3 month LIBOR	4.270	(5,255)
GBP	456	(a)	10/09/28	6 month BP	4.025	(1,913)
	285	(a)	10/09/28	6 month BP	4.043	(1,495)
	$169	(a)	11/27/28	3 month LIBOR	4.550	(5,089)
	153	(a)	11/27/28	3 month LIBOR	4.559	(4,714)
	232	(a)	11/27/28	3 month LIBOR	4.597	(7,827)
	155	(a)	11/29/28	3 month LIBOR	4.549	(4,648)
	155	(a)	11/29/28	3 month LIBOR	4.553	(4,699)
	155	(a)	11/29/28	3 month LIBOR	4.588	(5,110)
	169	(a)	12/03/28	3 month LIBOR	4.615	(5,911)
	162	(a)	12/04/28	3 month LIBOR	4.627	(5,793)
EUR	285	(a)	12/04/28	6 month EURO	3.573	(4,202)
	307	(a)	12/04/28	6 month EURO	3.585	(4,728)
	$163	(a)	12/10/28	3 month LIBOR	4.690	(6,616)
GBP	421	(a)	01/08/29	6 month BP	4.130	(4,459)
	$1,959	(a)	02/09/29	3 month LIBOR	4.581	(8,317)
	2,379	(a)	03/06/29	3 month LIBOR	4.516	(7,036)
EUR	560	(a)	03/26/29	6 month EURO	3.119	(6,061)
JPY	45,361	(a)	11/01/32	2.606	6 month JYOR	(1,411)
	$390	(a)	12/04/33	3 month LIBOR	4.690	(9,588)
	204	(a)	12/11/33	3 month LIBOR	4.721	(5,420)
	307	(a)	12/12/33	3 month LIBOR	4.702	(7,785)
	982	(a)	02/07/34	4.410	3 month LIBOR	5,445
	3,394	(a)	03/06/34	4.347	3 month LIBOR	13,007
JPY	50,573	(a)	11/01/37	6 month JYOR	2.465	2,540
	$2,089	(a)	03/06/39	3 month LIBOR	4.147	(6,823)
GBP	92		01/22/44	6 month BP	3.316	(2,631)
	50		01/22/44	6 month BP	3.348	(1,555)

	TOTAL					$44,285

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to March 31, 2014.
*	There are no upfront payments on the swap contract(s), therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

							Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)		Rates Received (Paid)	Termination Date	Credit Spread at March 31, 2014(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
Barclays Bank PLC	Federal Republic of Brazil, 12.250%,03/06/30		$200	(1.000)%	12/20/16	0.940%	$3,057	$(3,447)
	Safeway, Inc., 7.250%, 02/01/31		150	(1.000)	03/20/18	2.211	1,362	5,481
	Renault SA, 5.625%, 03/22/17	EUR	200	(1.000)	03/20/18	0.848	(211)	(1,518)
	Intesa Sanpaolo SPA, 4.750%, 06/15/17		150	(3.000)	12/20/18	1.149	(7,000)	(10,656)
	HCA, Inc., 8.000%, 10/01/18		$160	(5.000)	12/20/18	1.872	(17,610)	(4,989)
	Wachovia Cap Trust III, 5.570%, 03/29/49		500	(1.000)	03/20/19	1.837	31,672	(12,218)
	Ford Motor Credit Co. LLC, 5.000%, 05/15/18		70	(5.000)	03/20/19	0.835	(12,609)	(1,354)
	Reed Elsevier Investment, 5.625%, 10/20/16	EUR	150	(1.000)	03/20/19	0.504	(4,873)	(204)
	Bank of America Corp., 5.650%, 05/01/18		$150	(1.000)	03/20/19	0.625	(850)	(1,899)
Credit Suisse International (London)	Kingfisher PLC, 5.625%, 12/15/14	EUR	150	(1.000)	12/20/18	0.593	(1,191)	(2,780)
Deutsche Bank Securities, Inc.	Sainsbury (J) PLC, 4.250%, 07/16/14		500	(1.000)	03/20/18	0.950	(1,343)	(233)
	Rite Aid Corp., 7.700%, 02/15/27		25	(5.000)	12/20/18	2.159	(2,409)	(805)
	Republic of Indonesia, 6.875%, 03/09/17		30	(1.000)	12/20/18	1.573	1,746	(987)
	H.J. Heinz Co., 6.375%, 07/15/28		135	(1.000)	12/20/18	1.174	3,539	(2,520)
	Republic of Korea, 4.875%, 09/22/14		50	(1.000)	12/20/18	0.539	(633)	(443)
	Carlsberg Breweries A/S, 3.375%, 10/13/17	EUR	100	(1.000)	12/20/18	0.824	(544)	(623)
	Reed Elsevier Investment, 5.625%, 10/20/16		150	(1.000)	03/20/19	0.504	(4,885)	(192)
	JC Penney Corp., Inc., 6.375%, 10/15/36		25	(5.000)	03/20/19	11.575	5,879	(535)
	Normura Holdings, Inc., 6.700%, 03/04/20	JPY	40,000	(1.000)	03/20/19	1.073	(385)	1,628
	Tranches of Commercial Mortgages-Backed Index BBB Series 6		$100	(3.000)	05/11/63	3.491	9,207	(7,952)
Protection Sold:
Barclays Bank PLC	Safeway, Inc., 7.250%, 02/01/31		150	1.000	03/20/19	3.039	(4,906)	(8,967)
	JPMorgan Chase & Co., 4.750%, 03/01/15		150	1.000	03/20/19	0.550	1,638	1,662
	General Motors Co., 6.250%, 10/02/43		70	5.000	03/20/19	1.374	11,112	953
	Renault SA, 5.625%, 03/22/17	EUR	200	1.000	12/20/20	1.585	(10,242)	255
Deutsche Bank Securities, Inc.	Sainsbury (J) PLC, 4.250%, 07/16/14		500	1.000	03/20/19	1.214	(5,258)	(1,588)

TOTAL							$(5,737)	$(53,931)

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Referenced Obligation	Notional Amount (000s)		Rates Received (Paid)	Termination Date	Credit Spread at March 31, 2014(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
iTraxx Europe Crossover Index 20	EUR	528	(5.000)%	12/20/18	2.285%	$(45,576)	$(40,668)

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

WRITTEN OPTIONS CONTRACTS — At March 31, 2014, the Fund had the following written options:

CURRENCY WRITTEN OPTION CONTRACTS

Counterparty	Description	Notional Amount (000s)		Expiration Date	Strike Price	Value

Barclays Bank PLC	Call USD/Put CAD Strike Price 1.120%		$1,804	04/03/14	1.120%	$(594)
	Call USD/Put CAD Strike Price 1.045%		412	05/02/14	1.045	(22,535)
	Put USD/Call CAD Strike Price 1.045%		412	05/02/14	1.045	(31)
	Call EUR/Put GBP Strike Price 0.825%	EUR	820	05/22/14	0.825	(11,223)
	Put EUR/Call GBP Strike Price 0.825%		820	05/22/14	0.825	(8,933)
	Call AUD/Put CAD Strike Price 0.994%	AUD	780	05/23/14	0.994	(22,325)
	Put AUD/Call CAD Strike Price 0.994%		780	05/23/14	0.994	(2,807)
	Put AUD/Call CAD Strike Price 0.970%		1,518	06/23/14	0.970	(3,997)
	Call EUR/Put NOK Strike Price 8.600%	EUR	278	09/02/14	8.600	(2,316)
	Put EUR/Call NOK Strike Price 8.080%		278	09/02/14	8.080	(7,456)
	Call NZD/Put USD Strike Price 0.890%	NZD	941	09/12/14	0.890	(8,082)
	Put NZD/Call USD Strike Price 0.810%		705	09/12/14	0.810	(5,932)
	Call EUR/Put GBP Strike Price 0.855%	EUR	1,960	09/25/14	0.855	(17,052)
	Put EUR/Call GBP Strike Price 0.805%		1,960	09/25/14	0.805	(22,152)
Deutsche Bank Securities, Inc.	Call NOK/Put SEK Strike Price 1.115%	NOK	4,703	03/20/15	1.115	(8,498)
	Put NOK/Call SEK Strike Price 1.010%		4,703	03/20/15	1.010	(5,378)
	Put NOK/Call SEK Strike Price 0.994%		4,757	03/25/15	0.994	(3,908)
	Call NOK/Put SEK Strike Price 1.120%		4,757	03/23/15	1.120	(7,864)
	Call EUR/Put USD Strike Price 1.537%	EUR	516	03/04/19	1.537	(37,503)
	Call USD/Put CAD Strike Price 1.044%		$431	05/05/14	1.044	(24,184)
	Put USD/Call CAD Strike Price 1.044%		431	05/05/14	1.044	(38)
	Call USD/Put CAD Strike Price 1.145%		746	08/22/14	1.145	(5,414)
	Put EUR/Call USD Strike Price 1.200%	EUR	516	03/04/19	1.200	(16,993)

TOTAL (Premiums Received $245,926)			35,028			$(245,215)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

For the period ended March 31, 2014, the Fund had the following written options activity:

CURRENCY WRITTEN OPTION CONTRACTS

	Notional Amount (000s)	Premiums Received

Contracts Outstanding December 31, 2013	$3,660	$53,503

Contracts Written	34,166	228,105
Contracts Bought to Close	(1,419)	(18,985)
Contracts Expired	(1,379)	(16,697)

Contracts Outstanding March 31, 2014	$35,028	$245,926

OPTIONS ON FUTURES CONTRACTS

Counterparty	Description	Contracts	Expiration Date	Strike Price	Value

Deutsche Bank Securities, Inc.	Put - 30yr U.S. Treasury Notes Futures Strike Price 131%	9	04/25/14	1.310%	$(3,234)
	Put - 5yr U.S. Treasury Notes Futures Strike Price 118%	14	05/23/14	1.180	(3,938)
	Call - Eurodollar Futures Strike Price 99.625	6	03/16/15	0.996	(2,841)
	Call - Eurodollar Futures Strike Price 99.625	10	09/14/15	0.996	(625)
Morgan Stanley & Co. International PLC	Put - Eurodollar Futures Strike Price 137.5	66	05/23/14	1.375	(2,728)
Royal Bank of Scotland PLC	Put - Eurodollar Futures Strike Price 98.625	15	06/15/15	0.986	(1,033)

TOTAL (Premiums Received $30,803)		120			$(14,399)

For the period ended March 31, 2014, the Fund had the following written options activity:

OPTIONS ON FUTURES CONTRACTS

	Contracts	Premiums Received

Contracts Outstanding December 31, 2013	35	$13,881

Contracts Written	140	25,019
Contracts Bought to Close	(1)	(974)
Contracts Expired	(54)	(7,123)

Contracts Outstanding March 31, 2014	120	$30,803

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

INTEREST RATE SWAPTION CONTRACTS

Counterparty	Description	Notional Amount (000s)		Expiration Date	Strike Price	Value

Credit Suisse International (London)	Call - OTC EUR 6 month EURO Strike Price 1.275%	EUR	619	04/04/14	1.275%	$—
	Call - OTC EUR 6 month EURO Strike Price 0.860%		1,349	10/02/14	0.860	(1,199)
	Call - OTC USD 3 month LIBOR Strike Price 4.500%		$183	09/25/15	4.500	(4,066)
	Put - OTC EUR 6 month EURO Strike Price 2.773%	EUR	630	02/26/24	2.773	(43,302)
Deutsche Bank Securities, Inc.	Put - OTC USD 3 month LIBOR Strike Price 3.558%		$920	06/23/14	3.558	(18,177)
	Call - OTC USD 3 month LIBOR Strike Price 2.258%		3,857	07/25/14	2.258	(18,079)
	Call - OTC EUR 6 month EURO Strike Price 0.600%	EUR	6,350	09/30/14	0.600	(15,748)
	Call - OTC GBP 6 month BP Strike Price 3.030%	GBP	1,100	11/19/14	3.030	(35,703)
	Call - OTC USD 3 month LIBOR Strike Price 4.415%		$918	03/27/17	4.415	(15,255)
	Call - OTC USD 3 month LIBOR Strike Price 4.393%		1,834	03/27/17	4.393	(31,005)
	Call - OTC GBP 6 month BP Strike Price 4.000%	GBP	183	09/26/17	4.000	(5,732)
	Call - OTC GBP 6 month BP Strike Price 4.000%		730	09/26/17	4.000	(22,911)
	Put - OTC EUR 6 month EURO Strike Price 3.066%	EUR	299	09/26/18	3.066	(8,859)
	Call - OTC EUR 6 month EURO Strike Price 3.066%		299	09/26/18	3.066	(18,849)
	Call - OTC USD 3 month LIBOR Strike Price 5.135%		$3,308	03/05/19	5.135	(62,334)
Morgan Stanley & Co. International PLC	Call - OTC EUR 6 month EURO Strike Price 0.600%	EUR	6,920	09/30/14	0.600	(17,656)
	Call - OTC USD 3 month LIBOR Strike Price 2.075%		$3,850	02/20/15	2.075	(36,988)
	Call - OTC USD 3 month LIBOR Strike Price 5.035%		244	11/19/15	5.035	(2,360)
	Call - OTC USD 3 month LIBOR Strike Price 4.396%		1,999	03/27/17	4.396	(33,699)
	Call - OTC USD 3 month LIBOR Strike Price 5.000%		707	03/12/18	5.000	(28,298)
	Put - OTC EUR 6 month EURO Strike Price 2.770%	EUR	220	02/27/24	2.770	(15,093)

TOTAL (Premiums Received $476,190)			36,519			$(435,313)

For the period ended March 31, 2014, the Fund had the following written options activity:

INTEREST RATE SWAPTION CONTRACTS

	Notional Amount (000s)	Premiums Received

Contracts Outstanding December 31, 2013	$13,882	$193,768

Contracts Written	36,591	376,205
Contracts Bought to Close	(13,954)	(93,783)

Contracts Outstanding March 31, 2014	$36,519	$476,190

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OPTIONS ON EQUITIES

Counterparty	Description	Contracts	Expiration Date	Strike Price	Value

Barclays Bank PLC	Call - American International Group I	67	04/19/14	50%	$(5,360)
	Call - Devon Energy Corp.	53	04/19/14	65	(11,925)
	Call - Discover Financial Services	82	04/19/14	60	(2,460)
	Call - Oneok, Inc.	52	04/19/14	60	(2,600)
Merrill Lynch International Bank Ltd.	Call - American International Group I	2	04/19/14	50	(160)
	Call - Brookdale Senior Living, Inc.	100	05/17/14	35	(7,500)
	Call - Devon Energy Corp.	56	05/17/14	67.5	(9,408)
	Call - Devon Energy Corp.	3	04/19/14	65	(675)
	Call - Discover Financial Services	4	04/19/14	60	(120)
	Call - General Motors Co.	50	05/17/14	37	(2,500)
	Call - Oneok, Inc.	3	04/19/14	60	(150)
	Call - Oneok, Inc.	55	05/17/14	60	(6,270)

TOTAL (Premiums Received $37,785)		527			$(49,128)

For the period ended March 31, 2014, the Fund had the following written options activity:

OPTIONS ON EQUITIES

	Contracts	Premiums Received

Contracts Outstanding December 31, 2013	—	$—

Contracts Written	588	40,517
Contracts Bought to Close	(61)	(2,732)

Contracts Outstanding March 31, 2014	527	$37,785

TAX INFORMATION — At March 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$367,798,036

Gross unrealized gain	10,856,135
Gross unrealized loss	(2,430,025)

Net unrealized security gain	$8,426,110

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities, of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Senior Term Loans — Senior term loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

(“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, Assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement.

ii. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and Centrally Cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and Centrally Cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and Centrally Cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and Centrally Cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Foreign Currency Exchange Contracts — In a forward foreign currency contract, a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of the trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts. Options on a futures contract may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”)(“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

To the extent investments are valued using single source broker quotations or third party pricing vendors such investments are classified as Level 3 investments.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of March 31, 2014:

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stocks
North and South America	$105,160,579	$—	$—
Other	15,859,887	5,961,819 (a)	—
Preferred Stocks	—	3,221,772	—
Fixed Income
Corporate Obligations	—	75,406,203	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	29,351,312	184,144	—
Foreign Debt Obligations	1,641,908	5,733,076	—
Municipal Debt Obligations	—	1,699,981	—
Government Guarantee Obligations	—	1,142,854	—
Senior Term Loans	—	17,038,417	2,004,004
Investment Company	110,491,088	—	—
Total	$262,504,774	$110,388,266	$2,004,004
Liabilities
Securities Sold Short
Common Stocks	$(4,585,727)	$—	$—
Exchange Traded Funds	(4,621,385)	—	—
Total	$(9,207,112)	$—	$—

Derivative Type
Assets
Options Purchased	$256,233	$1,070,869	$—
Forward Foreign Currency Exchange Contracts(b)	—	811,099	—
Futures Contracts(b)	555,317	—	—
Interest Rate Swap Contracts(b)	—	447,542	—
Credit Default Swap Contracts(b)	—	9,979	—
Total	$811,550	$2,339,489	$—
Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(1,163,703)	$—
Futures Contracts(b)	(375,168)	—	—
Interest Rate Swap Contracts(b)	—	(352,865)	—
Credit Default Swap Contracts(b)	—	(104,578)	—
Written Options Contracts	(63,527)	(680,528)	—
Total	$(438,695)	$(2,301,674)	$—

(a)	To adjust for the time difference between local market close and the calculation of net asset value, the Fund utilizes fair value model prices for international equities provided by an independent fair value service resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule of Investments.

The Fund’s risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange traded fund (“ETF”), a Fund will directly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Fund trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Multi-Manager Approach Risk — The Fund’s performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Fund’s multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Fund’s performance depending on the performance of those investments and the overall market environment. The Fund’s Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Fund. Because the Fund’s Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Fund, the Fund may be subject to greater counterparty risk than if it were managed directly by the Investment Adviser.

Non-Diversification Risk — The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual fund. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Shareholder Concentration Risk — Certain fund, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund’s shares. Redemptions by these entities of their holdings in the Fund may impact the Fund’s liquidity and NAV. These redemptions may also force the Fund to sell securities.

Short Position Risk — The Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that the Fund may purchase for investment. Taking short positions involves leverage of the Fund’s assets and presents various risks. If the value of the underlying instrument or market in which the Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust II

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date May 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date May 27, 2014

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh, Principal Financial Officer

Date May 27, 2014

*	Print the name and title of each signing officer under his or her signature.